Registration No. 333-133381

Registration No. 811-21886

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 9	☒

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT C

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code 414-271-1444

ROBERT J. BERDAN, Vice President, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Assistant General Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering    Continuous

It is proposed that this filing will become effective (check appropriate space)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (DATE) pursuant to paragraph (a)(1) of Rule 485

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts offered without sales charge.

Prospectus

April 30, 2008

Individual Flexible Payment Variable Annuity (Network Edition)

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account C

This prospectus describes an individual flexible payment deferred variable annuity contract (“Contract”) offered for use in non tax-qualified situations to purchasers who are either current or retired registered representatives of Northwestern Mutual Investment Services, LLC, principal underwriter and distributor of the Contract, or certain other eligible persons. The Contract provides for accumulation of Contract Value on a variable basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable investment options:

Investment Options

Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock Portfolio	Asset Allocation Portfolio
Small Cap Value Portfolio	Balanced Portfolio
Mid Cap Growth Stock Portfolio	High Yield Bond Portfolio
International Growth Portfolio	Select Bond Portfolio
International Equity Portfolio	Money Market Portfolio
Mid Cap Value Portfolio	Large Company Value Portfolio
Index 400 Stock Portfolio	Large Cap Blend Portfolio
Focused Appreciation Portfolio	Index 600 Stock Portfolio
Growth Stock Portfolio	Research International Core Portfolio
Large Cap Core Stock Portfolio	Emerging Markets Equity Portfolio
Domestic Equity Portfolio	Short-Term Bond Portfolio
Equity Income Portfolio	Long-Term U.S. Government Bond Portfolio
Index 500 Stock Portfolio	Inflation Protection Portfolio
Multi-Sector Bond Portfolio

Fidelity® Variable Insurance Products	Russell Investment Funds
VIP Mid Cap Portfolio	Multi-Style Equity Fund
VIP Contrafund® Portfolio	Aggressive Equity Fund
Non-U.S. Fund
Core Bond Fund
Real Estate Securities Fund

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio	Russell Investment Funds LifePoints® Variable Target Portfolio Series Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

The Contract and the investment options:

•	are not guaranteed to achieve their goals
•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold.

More information about the Contract and NML Variable Annuity Account C (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated April 30, 2008, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. To receive a copy of the SAI, call 1-888-455-2232 or send a written request to Northwestern Mutual, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments—Money we pay the Annuitant(s) pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a Variable Income Plan; (2) a Fixed Income Plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary—A person who receives payments under the Contract if all the Owners die before the Maturity Date.

Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest and the earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; less (2) any withdrawals since that Valuation Date and any applicable charges under the Contract deducted since that Valuation Date.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to pay for your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

Account C (Network Edition) Prospectus

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract during the Accumulation Period. They also do not include any charge for state premium tax deductions which we do not charge for at present, but we reserve the right to do so. In the first table, transaction charges are shown on the left and annual charges are shown on the right.

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Maximum Sales Load	None
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge	$17**

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees*	0.75%
Other Expenses	None

Total Maximum Separate Account Annual Expenses*	0.75%
Current Mortality and Expense Risk Fees*	0.35%
Other Expenses	None

Total Current Separate Account Annual Expenses*	0.35%

Annual Contract Fee
$30 (presently waived)

Annual Charge for Optional Enhanced Death Benefit
Maximum Charge (as a percentage of the entire benefit)***	0.40%
*	We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate shown, though for Contracts purchased before April 30, 2008, we will not increase the current mortality and expense risk charges before May 1, 2012. Thereafter, we reserve the right to increase the mortality and expense risk fees to a maximum annual rate of 0.75%.
**	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
***	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56 and above. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract Value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

Account C (Network Edition) Prospectus

Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2007. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	0.20%	2.88%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.20%	1.50%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2007. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.20% to a maximum of 1.50%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following table shows total annual operating expenses of each Portfolio available for investment under the Contract. Portfolio operating expenses are expressed as a percentage of average net assets for the year ended December 31, 2007, except as otherwise set forth in the notes to the table.

Portfolio	Investment Advisory Fees	Other Expenses	12b-1 Fees	Acquired Fund Fees & Expenses	Total Operating Expenses	Total Net Operating Expenses (Including Contractual Waivers, Limitations and Reimbursements)
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock Portfolio	0.54%	0.01%	0.00%	0.00%	0.55%	0.55%
Small Cap Value Portfolio(1)	0.85%	0.01%	0.00%	0.01%	0.87%	0.87%
Mid Cap Growth Stock Portfolio	0.52%	0.00%	0.00%	0.00%	0.52%	0.52%
International Growth Portfolio(2)	0.66%	0.12%	0.00%	0.00%	0.78%	0.78%
International Equity Portfolio(3)	0.66%	0.04%	0.00%	0.00%	0.70%	0.63%
Mid Cap Value Portfolio(4)	0.85%	0.02%	0.00%	0.00%	0.87%	0.87%
Index 400 Stock Portfolio	0.25%	0.01%	0.00%	0.00%	0.26%	0.26%
Focused Appreciation Portfolio(5)	0.78%	0.02%	0.00%	0.00%	0.80%	0.80%
Growth Stock Portfolio	0.42%	0.00%	0.00%	0.00%	0.42%	0.42%
Large Cap Core Stock Portfolio	0.43%	0.00%	0.00%	0.00%	0.43%	0.43%
Domestic Equity Portfolio(6)	0.55%	0.01%	0.00%	0.00%	0.56%	0.56%
Equity Income Portfolio(7)	0.65%	0.02%	0.00%	0.00%	0.67%	0.67%
Index 500 Stock Portfolio	0.20%	0.00%	0.00%	0.00%	0.20%	0.20%
Asset Allocation Portfolio(8)	0.52%	0.06%	0.00%	0.00%	0.58%	0.54%
Balanced Portfolio	0.30%	0.00%	0.00%	0.00%	0.30%	0.30%
High Yield Bond Portfolio	0.45%	0.02%	0.00%	0.00%	0.47%	0.47%
Select Bond Portfolio	0.30%	0.00%	0.00%	0.00%	0.30%	0.30%
Money Market Portfolio	0.30%	0.00%	0.00%	0.00%	0.30%	0.30%
Large Company Value Portfolio(9)	0.72%	0.14%	0.00%	0.00%	0.86%	0.80%
Large Cap Blend Portfolio(10)	0.77%	0.12%	0.00%	0.00%	0.89%	0.85%
Index 600 Stock Portfolio(11)	0.25%	0.27%	0.00%	0.00%	0.52%	0.35%
Research International Core Portfolio(12)	0.88%	0.83%	0.00%	0.00%	1.71%	1.15%
Emerging Markets Equity Portfolio(13)	1.14%	0.71%	0.00%	0.00%	1.85%	1.50%
Short-Term Bond Portfolio(14)	0.35%	0.09%	0.00%	0.00%	0.44%	0.44%
Long-Term U.S. Government Bond Portfolio(15)	0.55%	0.24%	0.00%	0.02%	0.81%	0.72%
Inflation Protection Portfolio(16)	0.58%	0.12%	0.00%	0.00%	0.70%	0.65%
Multi-Sector Bond Portfolio(17)	0.79%	0.21%	0.00%	0.00%	1.00%	1.00%

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio(18)	0.56%	0.10%	0.25%	0.00%	0.91%	0.91%
VIP Contrafund® Portfolio(19)	0.56%	0.09%	0.25%	0.00%	0.90%	0.90%

Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio(20)	0.84%	0.08%	0.00%	0.00%	0.92%	0.92%

Account C (Network Edition) Prospectus

Portfolio	Investment Advisory Fees	Other Expenses	12b-1 Fees	Acquired Fund Fees & Expenses	Total Operating Expenses	Total Net Operating Expenses (Including Contractual Waivers, Limitations and Reimbursements)
Russell Investment Funds
Multi-Style Equity Fund(21)	0.73%	0.15%	0.00%	0.00%	0.88%	0.88%
Aggressive Equity Fund(22)	0.90%	0.24%	0.00%	0.00%	1.14%	1.06%
Non-U.S. Fund(23)	0.90%	0.28%	0.00%	0.01%	1.19%	1.16%
Core Bond Fund(24)	0.55%	0.22%	0.00%	0.01%	0.78%	0.71%
Real Estate Securities Fund	0.80%	0.12%	0.00%	0.00%	0.92%	0.92%

Russell Investment Funds LifePoints® Variable Target Portfolio Series
Moderate Strategy Fund(25)	0.20%	1.81%	0.00%	0.87%	2.88%	0.98%
Balanced Strategy Fund(25)	0.20%	0.54%	0.00%	0.95%	1.69%	1.03%
Growth Strategy Fund(25)	0.20%	0.64%	0.00%	1.02%	1.86%	1.06%
Equity Growth Strategy Fund(25)	0.20%	1.16%	0.00%	1.10%	2.46%	1.14%

(1)

Small Cap Value Portfolio    Northwestern Mutual Series Fund’s advisor, Mason Street Advisors, LLC (“MSA”), has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 1.00% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(2)

International Growth Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 1.10% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(3)

International Equity Portfolio    MSA has agreed to waive its management fee effective November 15, 2006, such that its management fee is 0.80% on the Portfolio’s first $50 million of assets, 0.60% on Portfolio assets from $50 million to $1 billion, 0.58% on assets from $1 billion to $1.5 billion, and 0.51% on Portfolio assets in excess of $1.5 billion (the latter waiver was added effective December 12, 2006). MSA’s fee waiver agreement extends at least until April 30, 2009.

(4)

Mid Cap Value Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio to an annual rate of 1.00% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(5)

Focused Appreciation Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio to an annual rate of 0.90% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(6)

Domestic Equity Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.75% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(7)

Equity Income Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio to an annual rate of 0.75% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(8)

Asset Allocation Portfolio    MSA has agreed to waive a portion of its management fee such that its management fee is 0.55% on the Portfolio’s first $100 million of assets, 0.45% on the Portfolio’s assets from $100 million to $250 million, and 0.35% on assets in excess of $250 million. MSA’s fee waiver agreement extends at least until April 30, 2009. In addition, MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.75% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(9)

Large Company Value Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.80% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(10)

Large Cap Blend Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.85% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(11)

Index 600 Stock Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.35% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(12)

Research International Core Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 1.15% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(13)

Emerging Markets Equity Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 1.50% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(14)

Short-Term Bond Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.45% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(15)

Long-Term U.S. Government Bond Portfolio    Other expenses includes estimated interest expense of 0.07%. MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.65% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(16)

Inflation Protection Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.65% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

Account C (Network Edition) Prospectus

(17)

Multi-Sector Bond Portfolio    Other expenses includes estimated interest expense of 0.07%. MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.95% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(18)

VIP Mid Cap Portfolio    FMR (Fidelity Management & Research Company) has voluntarily agreed to reimburse the Service Class 2 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.10% of the class' average net assets. This arrangement may be discontinued by FMR at any time.

(19)

VIP Contrafund® Portfolio    FMR has voluntarily agreed to reimburse the Service Class 2 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.10% of the class’ average net assets. This arrangement may be discontinued by FMR at any time.

(20)

Socially Responsive Portfolio    Neuberger Berman Management Inc. (“NBMI”) has contractually agreed to reimburse certain expenses of the Fund through 12/31/2011, so that the total annual operating expenses are limited to 1.30% of the Fund’s average daily net asset value. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay NBMI for expenses reimbursed to the Fund provided that repayment does not cause the Fund’s annual operating expenses to exceed its expense limitation. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

(21)

Multi-Style Equity Fund    The Fund’s Manager, Russell Investment Management Company (“RIMCo”) has contractually agreed to waive, at least until April 29, 2009, a portion of its 0.73% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 0.87% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.87% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

(22)

Aggressive Equity Fund    RIMCo has contractually agreed to waive, at least until April 29, 2009, a portion of its 0.90% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 1.05% of the Fund's average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.05% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

(23)

Non-U.S. Fund    RIMCo has contractually agreed to waive, at least until April 29, 2009, a portion of its 0.90% advisory fee, up to the full amount of that fee, equal to amount by which the Fund’s total direct Fund-level operating expenses exceed 1.15% of the Fund’s average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.15% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

(24)

Core Bond Fund    RIMCo has contractually agreed to waive, at least until April 29, 2009, a portion of its 0.55% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 0.70% of the Fund’s average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.70% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

(25)

LifePoints® Variable Target Portfolio Series    RIMCo has contractually agreed to waive, at least through April 29, 2009, its 0.20% advisory fee for each Fund. RIMCo has then contractually agreed to reimburse, at least through April 29, 2009, each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.11%, 0.08%, 0.04% and 0.04% of the average daily net assets of the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds, respectively, on an annual basis. Direct Fund-level expenses for the Funds do not include the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. These arrangements may not be terminated during the relevant period except at the Board's discretion.

Account C (Network Edition) Prospectus

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. Because we impose no charges upon surrender or annuitization, your costs will be the same whether you continue to own, surrender, or annuitize the Contract at the end of the period shown. The Examples assume that you invest $10,000 for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

EXAMPLES

Contract With the Enhanced Death Benefit (assuming the maximum EDB charge; i.e., at issue age 56-65)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$218	$998	$1,860	$4,090
Minimum Total Annual Portfolio Operating Expenses	$140	$434	$750	$1,647

Contract Without the Enhanced Death Benefit (“EDB”)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$177	$876	$1,664	$3,729
Minimum Total Annual Portfolio Operating Expenses	$98	$306	$531	$1,178

We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate shown, though for Contracts purchased before April 30, 2008, we will not increase the current mortality and expense risk charges before May 1, 2012. Thereafter, we reserve the right to increase the mortality and expense risk charges to a maximum annual rate of 0.75%. The expense numbers shown in the tables reflect the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the enhanced death benefit (“EDB”) above was determined by multiplying the maximum EDB percentage charge (.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee (presently waived) is reflected as a 0.01% annual expense. The 0.01% figure represents the annual Contract fees that would have been collected if they were not waived divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2007.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Account C (Network Edition) Prospectus

Condensed Financial Information

The Value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values. Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to the Contract value held in the Separate Account, which is principally derived from the investment performance of the Portfolios.

To receive a free copy of the SAI containing such financial statements, call 1-888-455-2232. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients' needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets exceeded $156.3 billion as of December 31, 2007. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

The Separate Account

We established the NML Variable Annuity Account C (the “Separate Account”) on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the Divisions each of which corresponds to one of the Portfolios of the Funds. The Divisions and Portfolios are described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners we reserve the right to:

•

Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

Account C (Network Edition) Prospectus

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•

Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract offers a variety of variable investment options selected by the Company, but it does not endorse or recommend a particular option, nor does it provide asset allocation or investment advice. You are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts you invest are not guaranteed and, because both your principal and any return on your investment are subject to market risk, you can lose money.

Each Division of the Separate Account represents an investment option and its assets are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; and the Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, i.e., such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., AllianceBernstein L.P., Janus Capital Management LLC, American Century Investment Management, Inc., Massachusetts Financial Services Company, and Pacific Investment Management Company LLC under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectus for the Northwestern Mutual Series Fund for more information.

Account C (Network Edition) Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Small Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	N/A
International Growth Portfolio	Long-term growth of capital	N/A
International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC
Mid Cap Value Portfolio	Long-term growth of capital; current income is a secondary objective	AllianceBernstein L.P.
Index 400 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Index	N/A
Focused Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	N/A
Large Cap Core Stock Portfolio	Long-term growth of capital and income	N/A
Domestic Equity Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the S&P 500® Index	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
High Yield Bond Portfolio	High current income and capital appreciation*	N/A
Select Bond Portfolio	To realize as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	N/A
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital**	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Large Cap Blend Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
Index 600 Stock Portfolio	To achieve investment results that approximate the performance of the Standard & Poor’s SmallCap 600 Index’s performance	N/A
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Short-Term Bond Portfolio	Provide as high a level of current income as is consistent with prudent investment risk	N/A
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC

*	High yield bonds are commonly referred to as junk bonds.
**	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Account C (Network Edition) Prospectus

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and The Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	Fidelity Management & Research Company, Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management & Research Company, Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management, Inc.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy	Neuberger Berman, LLC

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser for the Russell Investment Funds. Russell is our majority-owned subsidiary.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and, as a secondary objective, capital appreciation
Real Estate Securities Fund	Current income and long-term growth of capital
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	High current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long term capital appreciation with low current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long term capital appreciation

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. and the Russell Investment Funds have been included in part because they are managed by subsidiaries of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’

Account C (Network Edition) Prospectus

prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Contract Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after the third such round trip transfer until the next Contract anniversary date, and sent a letter informing him of the restriction. Thereafter, the same investor will be similarly restricted after the second such round trip transfer. An investor who is identified as having made one or more round trip transfers within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division, will be sent a warning letter after the first such round trip transfer and will be restricted from making additional transfers until the next Contract anniversary date after the second such round trip transfer. Thereafter, the same investor will be similarly restricted after the first such round trip transfer. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in allocations. Once a Contract is restricted, we will allow one additional transfer into the Money Market Division until the next Contract anniversary.

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or

Account C (Network Edition) Prospectus

prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

The Contract

Generally    The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments.

Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Eligible Purchasers    Pursuant to a determination of eligibility by an officer of Northwestern Mutual Investment Services, LLC (“NMIS”), principal underwriter and distributor of the Contract, or by his or her designee, Contracts may be sold to current or retired registered representatives of NMIS, immediate family members of such registered representatives, a family trust in the name of such a registered representative, or individuals directly employed by current representatives (“Eligible Persons”). For this purpose, “immediate family” means (a) current spouses (or spousal equivalents if recognized under local law), or (b) parents and children (under age 21), including parents and children in adoptive and current step relationships. After a Contract is purchased, additional investments can be made for the life of the Contract regardless of the eligibility status of the purchaser.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event that applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; less (ii) any withdrawals since that Valuation Date and any applicable charges under the Contract deducted since that Valuation Date. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We may surrender your Contract for its Contract Value, in accordance with applicable state law, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to pay for your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. The minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment is $25, although we may accept lower amounts in certain circumstances. We will accept larger Purchase Payments than the minimums, but total Purchase Payments under any Contract may not exceed $5,000,000 without our consent.

Account C (Network Edition) Prospectus

In certain situations, we may reduce or waive our minimums. For example, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from annuity exchanges are determined to satisfy the Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the exchange, we may reduce the required minimum by the sum of any such depreciation and fees, but not below a minimum of $8,000.

Application of Purchase Payments    We credit Net Purchase Payments to the variable options as you direct, and invest those assets in shares of those Portfolios that correspond to the applicable Divisions; the term “Accumulation Units” describes the value of this interest in the Separate Account.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We will not accept cash, money orders, traveler’s checks, or “starter” checks received at the Home Office. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each division varies with the investment experience of the division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Maturity Date     Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Taxation of Contract Benefits.”)

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Contract Value at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under Variable Income Plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract. If Annuity Payments are being made under Variable Income Plan 2 and the payee dies during the certain period (or if both payees die during the certain period of Variable Income Plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)

Account C (Network Edition) Prospectus

We may accept a withdrawal request (including an exchange) in writing, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that a payment plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date anytime prior to such future date.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefits of a Contract in a lump sum or under the payment plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a Variable Income Plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the Act.

Amount of the Death Benefit    If the Annuitant dies before the Maturity Date, the death benefit will not be less than the Contract Value next determined after we receive proof of death at our Home Office or, if later, the date on which a method of payment is elected. If we receive proof of death on or before the close of trading for the NYSE (typically 4:00 p.m. Eastern Time), we will determine the Contract Value using same-day pricing. If we receive proof of death on or after the close of trading on the NYSE, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE.

If the Primary Annuitant dies on or after his or her 75th birthday, the death benefit will be equal to the Contract Value (as described in the above paragraph). If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will equal the greater of the Contract Value or the amount of Purchase Payments we received, less an adjustment for every withdrawal. For each withdrawal we reduce the minimum death benefit by the percentage of the Contract Value withdrawn. There is no death benefit after Annuity Payments begin. (See “Payment Plans.”)

Guaranteed Minimum Death Benefit Examples    Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount:

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000-$12,500 = $37,500	$50,000-$12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionately reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the

Account C (Network Edition) Prospectus

Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples    Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date–Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2007 - $100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2008 - $50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2008 - $20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1-$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1-$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

Distribution of the Death Benefit    If the Owner is the Annuitant and the Owner dies before the Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force unless the Owner elected a payment plan for the Beneficiary. The Beneficiary may also elect to receive the death benefit in a lump sum or under a payment plan (See “Payment Plans.”) In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days after we receive proof of death of the Annuitant, the death benefit becomes payable to the Owner.

If the Contract continues in force, we will set the Contract Value at an amount equal to the death benefit (pursuant to the terms of your Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant's death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal). If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and you may transfer it to the Divisions you choose. (See “Transfers Between Divisions” and “Payment Plans.”)

Payment Plans

Generally    If you decide to begin receiving monthly Annuity Payments from your Contract, you may choose one of three Annuity Payment plans (referred to as “Income Plans”):

(1)	monthly payments for a specified period;

(2)	monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of ten or twenty years if you die sooner; or

(3)	monthly payments for your life and for the life of another person (usually your spouse) selected by you.

These Income Plans are available to you on a variable or fixed basis. While no charges are assessed on fixed income plans, we will continue to assess on variable income plans mortality rate and expense risk charges. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Payment Plan be invested. The Fixed Income Plans are not described in this prospectus. If you select a Fixed Income Plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account.

A Variable Income Plan means that the amount representing the actuarial liability under the Variable Income Plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a Variable Income Plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A Fixed Income Plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see

Account C (Network Edition) Prospectus

“Federal Income Taxes.” On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a Variable Income Plan with payments certain for ten years, using your investment choices then in effect.

Description of Variable Income Plans    The following Variable Income Plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period.)    An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Period Certain.)    An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Period Certain.)    An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may limit the election of a Variable Income Plan to one that results in an initial payment of at least $20. A Variable Income Plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish Variable Income Plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between payment plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from a payment plan involving a life contingency nor transfer to a payment plan that does not involve the same life contingency. Income plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular Variable Income Plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. (A contract with Annuity Payment rates that are not based on sex is also available.) We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the Variable Income Plan involves life contingencies. The first payment will be lower if the Variable Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial interest of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Variable Income Plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Account C (Network Edition) Prospectus

Deductions

We will make the following deductions:

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

The deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.35% of the assets of the Separate Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75%.

Other Expense Risks     The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to a Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We currently are waiving this charge.

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Separate Account in proportion to the amounts you have invested.

Premium Taxes    The Contract provides for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contract. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contract or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

Expedited Delivery Charge    When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Account C (Network Edition) Prospectus

Federal Income Taxes

Taxation of Contract Benefits

We offer the Contract for use in non tax-qualified situations (i.e., contributions are taxable). There are no limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible.

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Internal Revenue Code (“Code”). Benefits received as Annuity Payments from non-tax qualified Contracts will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits received in a lump sum from these Contracts will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. Investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.

A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals of Contract benefits. Payments which are exempt from the penalty tax include payments upon disability, after age 59 1/2 and for certain substantially equal periodic payments.

One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss. Withdrawals taken within 24 months after partial exchange, however, may be subject to special tax rules. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or as substantially periodic payments over the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse is not subject to any distribution requirements.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Account C (Network Edition) Prospectus

Electronic Funds Transfer (EFT)    Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add to the Division(s) within your Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each Portfolio or from specific Portfolios you designate. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; or (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. You may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time.

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Owner Inquiries    Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (“PIN”). Call Northwestern Mutual Express toll-free at 1-800-519-4665 to review contract values and unit values, transfer among investment options, change the allocation and obtain Division performance information. You can also visit our website (www.nmfn.com) to access Fund performance information, forms for routine service, and daily unit values for Contracts you own with your User ID and password. Eligible Owners may also transfer invested assets among investment Divisions and change the allocation of future contributions online. For enrollment information, please contact us at 1-888-455-2232.

Householding    To reduce costs, we now send only a single copy of prospectuses and reports to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of prospectuses and reports by calling us at 1-888-455-2232.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us. No sales charges are paid on sales of the Contracts, and no underwriting commissions have been paid, or retained by, NMIS.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

Because registered representatives of the Distributor are also our appointed agents, they are eligible for various cash benefits, such as bonuses, insurance benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help registered representatives and/or their managers qualify for such benefits. Certain of the Distributor's registered representatives and managers may receive other payments from us for the recruitment and training of personnel, production of promotional literature and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are

Account C (Network Edition) Prospectus

being made under a Variable Income Plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company's approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under Variable Income Plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the Variable Income Plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a Variable Income Plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for the Contract. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

Amounts exchanged from a front-load Contract to a Contract will not be subject to any additional front-end sales charge or withdrawal charge. We currently do not allow an exchange from a variable annuity contract we previously issued to a Contract when amounts exchanged from the previously issued variable annuity contract would be subject to a withdrawal charge. Fixed Annuity Contracts, which are not described in this prospectus, are available for exchange to a Contract, however, any applicable withdrawal charge or market value adjustment may be assessed on amounts exchanged from the Fixed Annuity Contract.

It is our current practice not to allow exchanges from a Contract to a back-load VA, front-load VA, or Fixed Annuity Contract.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Table of Contents for Statement of Additional Information

Page
GENERAL INFORMATION	B-3
DETERMINATION OF ANNUITY PAYMENTS	B-3
Amount of Annuity Payments	B-3
Annuity Unit Value	B-3
Illustrations of Variable Annuity Payments	B-3

Account C (Network Edition) Prospectus

TO: The Northwestern Mutual Life Insurance Company

Investment Products & Services Department

Room W04SE

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for Flexible Payment Variable Annuity (Network Edition) to:

Name

Address

City                                                                                                                                  State                           Zip

294188

APPENDIX A—Accumulation Unit Values

The following tables present the Accumulation Unit Values for Contracts offered by means of this prospectus.

Accumulation Unit Values

Contracts Issued on or After October 16, 2006

Northwestern Mutual Series Fund, Inc.

	December 31,
	2007	2006
Small Cap Growth Stock Division
Accumulation Unit Value	$1.385	$1.269
Number of Units Outstanding	38,026	3,134
Small Cap Value Division
Accumulation Unit Value	$1.960	$1.983
Number of Units Outstanding	86,001	18,118
Mid Cap Growth Stock Division
Accumulation Unit Value	$1.079	$0.897
Number of Units Outstanding	50,411	—
International Growth Division
Accumulation Unit Value	$2.119	$1.888
Number of Units Outstanding	95,247	3,930
International Equity Division
Accumulation Unit Value	$1.956	$1.662
Number of Units Outstanding	365,766	77,434
Mid Cap Value Division
Accumulation Unit Value	$1.874	$1.884
Number of Units Outstanding	39,182	798
Index 400 Stock Division
Accumulation Unit Value	$1.850	$1.720
Number of Units Outstanding	40,685	3,527
Focused Appreciation Division
Accumulation Unit Value	$2.197	$1.738
Number of Units Outstanding	55,465	—
Growth Stock Division
Accumulation Unit Value	$1.013	$0.931
Number of Units Outstanding	74,553	10,665
Large Cap Core Stock Division
Accumulation Unit Value	$1.077	$0.991
Number of Units Outstanding	38,310	—
Domestic Equity Division
Accumulation Unit Value	$1.396	$1.495
Number of Units Outstanding	234,883	32,416
Equity Income Division
Accumulation Unit Value	$1.795	$1.745
Number of Units Outstanding	102,149	72,990
Index 500 Stock Division
Accumulation Unit Value	$1.112	$1.058
Number of Units Outstanding	251,032	13,655
Asset Allocation Division
Accumulation Unit Value	$1.467	$1.345
Number of Units Outstanding	232,735	209,273
Balanced Division
Accumulation Unit Value	$1.324	$1.252
Number of Units Outstanding	702,060	230,856
High Yield Bond Division
Accumulation Unit Value	$1.590	$1.559
Number of Units Outstanding	79,644	19,840
Select Bond Division
Accumulation Unit Value	$1.608	$1.517
Number of Units Outstanding	316,569	8,344
Money Market Division
Accumulation Unit Value	$1.241	$1.182
Number of Units Outstanding	337,855	261,980

Account C (Network Edition) Prospectus

Accumulation Unit Values

Contracts Issued on or After October 16, 2006 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2007	2006
Large Company Value Division
Accumulation Unit Value(a)	$0.938	—
Number of Units Outstanding	7,205	—
Large Cap Blend Division
Accumulation Unit Value(a)	$0.933	—
Number of Units Outstanding	27,780	—
Index 600 Stock Division
Accumulation Unit Value(a)	$0.939	—
Number of Units Outstanding	9,453	—
Research International Core Division
Accumulation Unit Value(a)	$1.052	—
Number of Units Outstanding	14,946	—
Emerging Markets Equity Division
Accumulation Unit Value(a)	$1.244	—
Number of Units Outstanding	53,740	—
Short-Term Bond Division
Accumulation Unit Value(a)	$1.029	—
Number of Units Outstanding	—	—
Long-Term U.S. Government Bond Division
Accumulation Unit Value(a)	$1.073	—
Number of Units Outstanding	—	—
Inflation Protection Division
Accumulation Unit Value(a)	$1.066	—
Number of Units Outstanding	10,219	—
Multi-Sector Bond Division
Accumulation Unit Value(a)	$1.008	—
Number of Units Outstanding	31,472	—
(a) The initial investment was made on April 30, 2007. Fidelity® Variable Insurance Products
	December 31,
	2007	2006
VIP Mid Cap Division
Accumulation Unit Value	$2.639	$2.296
Number of Units Outstanding	105,171	22,135
VIP Contrafund® Division
Accumulation Unit Value(a)	$1.115	—
Number of Units Outstanding	27,689	—
(a) The initial investment was made on April 30, 2007. Neuberger Berman Advisers Management Trust
	December 31 2007
Socially Responsive Portfolio
Accumulation Unit Value(a)	$1.016
Number of Units Outstanding	7,435

(a)	The initial investment was made on April 30, 2007.

Account C (Network Edition) Prospectus

Accumulation Unit Values

Contracts Issued on or After October 16, 2006 (continued)

Russell Investment Funds

	December 31,
	2007	2006
Multi-Style Equity Division
Accumulation Unit Value	$1.112	$1.011
Number of Units Outstanding	82,829	9,074
Aggressive Equity Division
Accumulation Unit Value	$1.560	$1.514
Number of Units Outstanding	16,399	2,444
Non-U.S. Division
Accumulation Unit Value	$1.470	$1.340
Number of Units Outstanding	140,404	11,150
Real Estate Securities Division
Accumulation Unit Value	$2.963	$3.534
Number of Units Outstanding	56,128	13,630
Core Bond Division
Accumulation Unit Value	$1.523	$1.425
Number of Units Outstanding	219,040	141,298
Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31, 2007
Moderate Strategy Division
Accumulation Unit Value(a)	$1.033
Number of Units Outstanding	—
Balanced Strategy Division
Accumulation Unit Value(a)	$1.025
Number of Units Outstanding	177,379
Growth Strategy Division
Accumulation Unit Value(a)	$1.019
Number of Units Outstanding	69,681
Equity Growth Strategy Division
Accumulation Unit Value(a)	$1.010
Number of Units Outstanding	59,520

(a)	The initial investment was made on April 30, 2007.

Account C (Network Edition) Prospectus

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (Network Edition)

An individual flexible payment deferred variable annuity contract (the “Contract”) offered for use in non tax-qualified situations to purchasers who are either current or retired registered representatives of Northwestern Mutual Investment Services, LLC, principal underwriter and distributor of the Contract or certain other eligible persons.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Account C

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.nmfn.com.

294189 Acct C Network—

GENERAL INFORMATION

The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for other variable annuity contracts issued by the Company.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division is established at $1.00 as of the date operations begin for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) × (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.35

(5)	Amount of first payment from Balanced Division, (3) × (4) divided by $1,000	$267.50

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of 178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 178.33 multiplied by $1.501000, or $267.68.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 × $1.499000, or $267.32.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

NML VARIABLE ANNUITY ACCOUNT C

Financial Statements for Period Ending

December 31, 2007

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

	Growth Stock Division	Janus Capital Appreciation Division	Large Cap Core Stock Division	Capital Guardian Large Cap Blend Division	Index 500 Stock Division
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$31,697	$1,047	$27,788	$81	$96,060
Fidelity Variable Insurance Products	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	2	2	85	—	7

Total Assets	31,699	1,049	27,873	81	96,067

Liabilities:
Due to Northwestern Mutual Life Insurance Company	33	—	—	—	362
Due to Participants	—	—	—	—	—

Total Liabilities	33	—	—	—	362

Total Net Assets	$31,666	$1,049	$27,873	$81	$95,705

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or Between April 30, 1984 and December 31, 1991
Accumulation Units (3)	$28,944	$34	$25,695	$—	$87,319
Annuity Reserves	31	—	5	—	57
After December 16, 1981 and Prior to May 1, 1984
Accumulation Units (4)	—	—	—	—	—
After December 31, 1991 - Front Load Version
Accumulation Units (5)	773	340	629	55	2,816
After December 13, 1991 - Simplified Load Version
Accumulation Units (6)	1,842	553	1,503	—	5,234
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (7)	76	122	41	26	279

Total Net Assets	$31,666	$1,049	$27,873	$81	$95,705

(1) Investments, at cost	$25,558	$851	$22,541	$87	$82,252
(2) Shares Outstanding	12,740	511	19,112	87	29,503
(3) Accumulation Unit Value	$35.015115	$22.333276	$29.597322	$9.348429	$63.972521
Units Outstanding	827	1	867	—	1,365
(4) Accumulation Unit Value	$32.701416	$21.817988	$27.641494	$9.316699	$58.770861
Units Outstanding	—	—	—	—	—
(5) Accumulation Unit Value	$3.203941	$2.166595	$2.708185	$0.930722	$4.252098
Units Outstanding	241	157	232	59	662
(6) Accumulation Unit Value	$2.952124	$2.106906	$2.495355	$0.926940	$5.061765
Units Outstanding	624	262	602	—	1,034

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

(7) Accumulation Unit Value	$1.013437	$2.197094	$1.077473	$0.932619	$1.111903
Units Outstanding	75	55	38	28	251

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

	American Century Large Company Value Division	Capital Guardian Domestic Equity Division	T. Rowe Price Equity Income Division	Mid Cap Growth Stock Division (a)	Index 400 Stock Division
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$7	$1,505	$640	$87,003	$40,462
Fidelity Variable Insurance Products	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	23	48	299	1

Total Assets	7	1,528	688	87,302	40,463

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	—	7	460
Due to Participants	—	—	—	—	—

Total Liabilities	—	—	—	7	460

Total Net Assets	$7	$1,528	$688	$87,295	$40,003

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or Between April 30, 1984 and December 31, 1991
Accumulation Units (3)	$—	$169	$155	$80,974	$38,602
Annuity Reserves	—	—	—	36	41
After December 16, 1981 and Prior to May 1, 1984
Accumulation Units (4)	—	—	—	—	—
After December 31, 1991 - Front Load Version
Accumulation Units (5)	—	390	75	2,091	202
After December 13, 1991 - Simplified Load Version
Accumulation Units (6)	—	641	275	4,140	1,083
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (7)	7	328	183	54	75

Total Net Assets	$7	$1,528	$688	$87,295	$40,003

(1) Investments, at cost	$7	$1,567	$704	$73,389	$37,480
(2) Shares Outstanding	7	1,304	463	23,668	25,336
(3) Accumulation Unit Value	$9.403163	$14.273423	$18.250431	$73.219863	$23.522236
Units Outstanding	—	12	8	1,106	1,641
(4) Accumulation Unit Value	$9.371256	$13.822309	$17.829289	$67.272329	$22.523478
Units Outstanding	—	—	—	—	—
(5) Accumulation Unit Value	$0.936173	$1.369019	$1.770539	$4.352191	$2.223300
Units Outstanding	—	285	43	481	91
(6) Accumulation Unit Value	$0.932366	$1.317376	$1.721722	$6.275436	$2.110746
Units Outstanding	—	486	159	660	513

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

(7) Accumulation Unit Value	$0.938079	$1.395608	$1.795424	$1.078509	$1.849846
Units Outstanding	7	235	102	50	41

(a)	Effective April 30, 2007, the Aggressive Growth Stock Division was renamed to the Mid Cap Growth Stock Division.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

	AllianceBernstein Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	T. Rowe Price Small Cap Value Division	International Growth Division
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$605	$38,570	$9	$1,102	$2,048
Fidelity Variable Insurance Products	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	7	172	—	11	—

Total Assets	612	38,742	9	1,113	2,048

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	—	—	—
Due to Participants	—	—	—	—	—

Total Liabilities	—	—	—	—	—

Total Net Assets	$612	$38,742	$9	$1,113	$2,048

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or Between April 30, 1984 and December 31, 1991
Accumulation Units (3)	$85	$37,500	$—	$183	$192
Annuity Reserves	—	—	—	—	—
After December 16, 1981 and Prior to May 1, 1984
Accumulation Units (4)	—	—	—	—	—
After December 31, 1991 - Front Load Version
Accumulation Units (5)	184	287	—	185	302
After December 13, 1991 - Simplified Load Version
Accumulation Units (6)	270	902	—	576	1,352
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (7)	73	53	9	169	202

Total Net Assets	$612	$38,742	$9	$1,113	$2,048

(1) Investments, at cost	$717	$37,304	$9	$1,093	$1,910
(2) Shares Outstanding	474	16,267	10	641	1,123
(3) Accumulation Unit Value	$19.047672	$32.021844	$9.410605	$20.045927	$21.668250
Units Outstanding	5	1,171	—	9	9
(4) Accumulation Unit Value	$18.608140	$30.662074	$9.378658	$19.412536	$20.983535
Units Outstanding	—	—	—	—	—
(5) Accumulation Unit Value	$1.847854	$3.026647	$0.936916	$1.922702	$2.078266
Units Outstanding	99	95	—	96	145
(6) Accumulation Unit Value	$1.796945	$2.873407	$0.933101	$1.850222	$1.999925
Units Outstanding	150	314	—	311	676

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

(7) Accumulation Unit Value	$1.873865	$1.385379	$0.938826	$1.959983	$2.118626
Units Outstanding	39	38	9	86	95

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

	MFS Research International Core Division	Franklin Templeton International Equity Division	MFS Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$33	$125,929	$147	$2,721	$1
Fidelity Variable Insurance Products	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	—	167	—	—	—

Total Assets	33	126,096	147	2,721	1

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	3	—	—	—
Due to Participants	—	—	—	—	—

Total Liabilities	—	3	—	—	—

Total Net Assets	$33	$126,093	$147	$2,721	$1

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or Between April 30, 1984 and December 31, 1991
Accumulation Units (3)	$—	$118,698	$40	$56	$—
Annuity Reserves	—	33	—	4	—
After December 16, 1981 and Prior to May 1, 1984
Accumulation Units (4)	—	—	—	—	—
After December 31, 1991 - Front Load Version
Accumulation Units (5)	—	2,025	—	804	—
After December 13, 1991 - Simplified Load Version
Accumulation Units (6)	17	4,622	40	1,438	1
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (7)	16	715	67	419	—

Total Net Assets	$33	$126,093	$147	$2,721	$1

(1) Investments, at cost	$34	$79,772	$143	$2,721	$1
(2) Shares Outstanding	32	47,163	118	2,721	1
(3) Accumulation Unit Value	$10.549408	$5.083451	$12.472687	$39.847990	$10.309708
Units Outstanding	—	23,350	3	1	—
(4) Accumulation Unit Value	$10.513620	$4.723796	$12.430419	$35.040515	$10.274750
Units Outstanding	—	—	—	—	—
(5) Accumulation Unit Value	$1.050291	$4.621274	$1.241781	$1.700194	$1.026428
Units Outstanding	—	438	—	473	—
(6) Accumulation Unit Value	$1.046028	$4.232602	$1.236747	$2.999526	$1.022274
Units Outstanding	17	1,092	32	479	1

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

(7) Accumulation Unit Value	$1.052433	$1.955614	$1.244312	$1.240571	$1.028506
Units Outstanding	15	366	54	338	—

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

	Select Bond Division	PIMCO Long-Term U.S. Government Bond Division	American Century Inflation Protection Division	High Yield Bond Division	PIMCO Multi-Sector Bond Division
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc. $14,402 $32 $42 $6,592 $54
Fidelity Variable Insurance Products	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	18	—	—	4	—

Total Assets	14,420	32	42	6,596	54

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	30	30	—	—
Due to Participants	—	—	—	—	—

Total Liabilities	—	30	30	—	—

Total Net Assets	$14,420	$2	$12	$6,596	$54

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or Between April 30, 1984 and December 31, 1991
Accumulation Units (3)	$11,076	$1	$1	$5,704	$—
Annuity Reserves	57	—	—	18	—
After December 16, 1981 and Prior to May 1, 1984
Accumulation Units (4)	—	—	—	—	—
After December 31, 1991 - Front Load Version
Accumulation Units (5)	753	—	—	200	22
After December 13, 1991 - Simplified Load Version
Accumulation Units (6)	2,025	1	—	547	—
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (7)	509	—	11	127	32

Total Net Assets	$14,420	$2	$12	$6,596	$54

(1) Investments, at cost	$14,147	$32	$42	$6,717	$54
(2) Shares Outstanding	11,747	31	40	9,363	55
(3) Accumulation Unit Value	$151.194364	$10.755061	$10.682900	$26.317469	$10.108530
Units Outstanding	73	—	—	217	—
(4) Accumulation Unit Value	$132.731141	$10.718608	$10.646683	$24.578682	$10.074247
Units Outstanding	—	—	—	—	—
(5) Accumulation Unit Value	$2.515181	$1.070770	$1.063588	$2.408163	$1.006407
Units Outstanding	299	—	—	83	22
(6) Accumulation Unit Value	$10.760502	$1.066436	$1.059280	$2.218872	$1.002320
Units Outstanding	188	1	—	246	—

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

(7) Accumulation Unit Value	$1.607800	$1.072953	$1.065745	$1.590018	$1.008445
Units Outstanding	317	—	10	80	31

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$67,030	$2,317	$—	$—	$—
Fidelity Variable Insurance Products	—	—	1,426	413	—
Neuberger Berman Advisers Management Trust	—	—	—	—	13
Russell Investment Funds	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	63	—	54	—	—

Total Assets	67,093	2,317	1,480	413	13

Liabilities:
Due to Northwestern Mutual Life Insurance Company	3	—	—	30	—
Due to Participants	—	—	—	—	—

Total Liabilities	3	—	—	30	—

Total Net Assets	$67,090	$2,317	$1,480	$383	$13

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or Between April 30, 1984 and December 31, 1991
Accumulation Units (3)	$50,981	$—	$206	$39	$—
Annuity Reserves	485	182	—	—	—
After December 16, 1981 and Prior to May 1, 1984
Accumulation Units (4)	824	—	—	—	—
After December 31, 1991 - Front Load Version
Accumulation Units (5)	3,229	111	300	26	5
After December 13, 1991 - Simplified Load Version
Accumulation Units (6)	10,641	1,683	696	287	—
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (7)	930	341	278	31	8

Total Net Assets	$67,090	$2,317	$1,480	$383	$13

(1) Investments, at cost	$61,191	$2,101	$1,329	$492	$12
(2) Shares Outstanding	33,649	1,867	40	15	1
(3) Accumulation Unit Value	$130.596514	$15.001132	$26.828755	$11.179915	$10.188221
Units Outstanding	390	—	8	3	—
(4) Accumulation Unit Value	$114.704747	$14.527127	$26.209747	$11.142015	$10.153661
Units Outstanding	7	—	—	—	—
(5) Accumulation Unit Value	$3.306177	$1.438786	$2.602723	$1.113062	$1.014329
Units Outstanding	977	77	115	23	5
(6) Accumulation Unit Value	$9.345048	$1.384559	$2.530987	$1.108565	$1.010221
Units Outstanding	1,139	1,215	275	259	—

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

(7) Accumulation Unit Value	$1.324207	$1.466752	$2.639341	$1.115338	$1.016402
Units Outstanding	702	233	105	28	7

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

	Russell Multi- Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division	Russell Real Estate Securities Division	Russell Core Bond Division
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$—	$—	$—	$—	$—
Fidelity Variable Insurance Products	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—
Russell Investment Funds	1,801	955	1,615	34,042	1,873
Due from Northwestern Mutual Life Insurance Company	1	—	52	10	19

Total Assets	1,802	955	1,667	34,052	1,892

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	—	761	—
Due to Participants	—	—	—	—	—

Total Liabilities	—	—	—	761	—

Total Net Assets	$1,802	$955	$1,667	$33,291	$1,892

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or Between April 30, 1984 and December 31, 1991
Accumulation Units (3)	$106	$3	$86	$31,009	$23
Annuity Reserves	—	—	8	36	—
After December 16, 1981 and Prior to May 1, 1984
Accumulation Units (4)	—	—	—	—	—
After December 31, 1991 - Front Load Version
Accumulation Units (5)	1,016	238	688	397	1,151
After December 13, 1991 - Simplified Load Version
Accumulation Units (6)	588	688	679	1,683	384
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (7)	92	26	206	166	334

Total Net Assets	$1,802	$955	$1,667	$33,291	$1,892

(1) Investments, at cost	$1,566	$1,034	$1,646	$42,707	$1,864
(2) Shares Outstanding	115	73	122	2,237	182
(3) Accumulation Unit Value	$11.749485	$18.365962	$18.032632	$31.559603	$16.070912
Units Outstanding	9	—	5	982	1
(4) Accumulation Unit Value	$11.250533	$17.586037	$17.266940	$30.220092	$15.388624
Units Outstanding	—	—	—	—	—
(5) Accumulation Unit Value	$1.110541	$1.735914	$1.704376	$2.983033	$1.518993
Units Outstanding	915	137	404	133	758
(6) Accumulation Unit Value	$1.054304	$1.648031	$1.618147	$2.832067	$1.442151
Units Outstanding	558	417	420	594	266

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

(7) Accumulation Unit Value	$1.112262	$1.559776	$1.469891	$2.962989	$1.522835
Units Outstanding	83	16	140	56	219

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$—	$—	$—	$—
Fidelity Variable Insurance Products	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—
Russell Investment Funds	—	182	97	60
Due from Northwestern Mutual Life Insurance Company	—	—	—	—

Total Assets	—	182	97	60

Liabilities:
Due to Northwestern Mutual Life Insurance Company	—	—	—	—
Due to Participants	—	—	—	—

Total Liabilities	—	—	—	—

Total Net Assets	$—	$182	$97	$60

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or Between April 30, 1984 and December 31, 1991
Accumulation Units (3)	$—	$—	$—	$—
Annuity Reserves	—	—	—	—
After December 16, 1981 and Prior to May 1, 1984
Accumulation Units (4)	—	—	—	—
After December 31, 1991 - Front Load Version
Accumulation Units (5)	—	—	26	—
After December 13, 1991 - Simplified Load Version
Accumulation Units (6)	—	—	—	—
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (7)	—	182	71	60

Total Net Assets	$—	$182	$97	$60

(1) Investments, at cost	$—	$182	$98	$61
(2) Shares Outstanding	—	18	10	6
(3) Accumulation Unit Value	$10.353398	$10.272804	$10.212641	$10.124977
Units Outstanding	—	—	—	—
(4) Accumulation Unit Value	$10.318284	$10.237982	$10.178006	$10.090634
Units Outstanding	—	—	—	—
(5) Accumulation Unit Value	$1.030774	$1.022759	$1.016769	$1.008037
Units Outstanding	—	—	26	—
(6) Accumulation Unit Value	$1.026594	$1.018600	$1.012636	$1.003947
Units Outstanding	—	—	—	—

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

(7) Accumulation Unit Value	$1.032870	$1.024838	$1.018835	$1.010091
Units Outstanding	—	177	70	60

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2006

(in thousands)

	Growth Stock Division	Janus Capital Appreciation Division	Large Cap Core Stock Division	Capital Guardian Large Cap Blend Division (a)	Index 500 Stock Division
Income:
Dividend income	$270	$—	$307	$—	$1,599
Expenses:
Mortality and expense risk charges	31	8	26	—	91

Net investment income (loss)	239	(8)	281	—	1,508

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	541	24	660	—	2,923
Realized gain distributions	—	1	—	—	3,589

Realized gains (losses)	541	25	660	—	6,512

Change in unrealized appreciation/(depreciation) of investments during the period	1,841	185	1,277	(6)	(2,825)

Net increase (decrease) in net assets resulting from operations	$2,621	$202	$2,218	$(6)	$5,195

	American Century Large Company Value Division (a)	Capital Guardian Domestic Equity Division	T. Rowe Price Equity Income Division	Mid Cap Growth Stock Division (b)	Index 400 Stock Division
Income:
Dividend income	$—	$24	$14	$613	$515
Expenses:
Mortality and expense risk charges	—	14	4	65	16

Net investment income (loss)	—	10	10	548	499

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	98	17	644	2,154
Realized gain distributions	—	75	69	6,949	2,277

Realized gains (losses)	—	173	86	7,593	4,431

Change in unrealized appreciation/(depreciation) of investments during the period	—	(287)	(84)	6,707	(2,168)

Net increase (decrease) in net assets resulting from operations	$—	$(104)	$12	$14,848	$2,762

(a)	Division Commenced Operations on April 30, 2007.
(b)	Effective April 30, 2007, the Aggressive Growth Stock Division was renamed to the Mid Cap Growth Stock Division.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2006

(in thousands)

	AllianceBernstein Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division (a)	T. Rowe Price Small Cap Value Division	International Growth Division
Income:
Dividend income	$5	$30	$—	$5	$15
Expenses:
Mortality and expense risk charges	6	13	—	10	17

Net investment income (loss)	(1)	17	—	(5)	(2)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	17	2,964	—	73	84
Realized gain distributions	94	3,404	—	62	137

Realized gains (losses)	111	6,368	—	135	221

Change in unrealized appreciation/(depreciation) of investments during the period	(122)	(3,066)	—	(147)	(29)

Net increase (decrease) in net assets resulting from operations	$(12)	$3,319	$—	$(17)	$190

	MFS Research International Core Division (a)	Franklin Templeton International Equity Division	MFS Emerging Markets Equity Division (a)	Money Market Division	Short-Term Bond Division (a)
Income:
Dividend income	$—	$2,164	$—	$159	$—
Expenses:
Mortality and expense risk charges	—	70	—	31	—

Net investment income (loss)	—	2,094	—	128	—

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	5,309	—	—	—
Realized gain distributions	—	1,432	—	—	—

Realized gains (losses)	—	6,741	—	—	—

Change in unrealized appreciation/(depreciation) of investments during the period	(1)	9,338	4	—	—

Net increase (decrease) in net assets resulting from operations	$(1)	$18,173	$4	$128	$—

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2006

(in thousands)

	Select Bond Division	PIMCO Long-Term U.S. Government Bond Division (a)	American Century Inflation Protection Division (a)	High Yield Bond Division	PIMCO Multi-Sector Bond Division (a)
Income:
Dividend income	$544	$1	$1	$416	$1
Expenses:
Mortality and expense risk charges	32	—	—	9	—

Net investment income (loss)	512	1	1	407	1

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(118)	—	—	41	—
Realized gain distributions	—	—	—	—	—

Realized gains (losses)	(118)	—	—	41	—

Change in unrealized appreciation/(depreciation) of investments during the period	442	—	—	(300)	—

Net increase (decrease) in net assets resulting from operations	$836	$1	$1	$148	$1

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division (a)	Neuberger Berman AMT Socially Responsive Division (a)
Income:
Dividend income	$2,100	$54	$7	$3	$—
Expenses:
Mortality and expense risk charges	180	23	12	1	—

Net investment income (loss)	1,920	31	(5)	2	—

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,039	56	62	—	—
Realized gain distributions	1,238	114	118	86	—

Realized gains (losses)	2,277	170	180	86	—

Change in unrealized appreciation/(depreciation) of investments during the period	(220)	(24)	11	(79)	1

Net increase (decrease) in net assets resulting from operations	$3,977	$177	$186	$9	$1

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2006

(in thousands)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division	Russell Real Estate Securities Division	Russell Core Bond Division
Income:
Dividend income	$18	$4	$41	$1,077	$98
Expenses:
Mortality and expense risk charges	15	10	14	29	14

Net investment income (loss)	3	(6)	27	1,048	84

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	223	17	161	5,175	(14)
Realized gain distributions	71	118	297	4,780	—

Realized gains (losses)	294	135	458	9,955	(14)

Change in unrealized appreciation/(depreciation) of investments during the period	(139)	(113)	(350)	(19,262)	48

Net increase (decrease) in net assets resulting from operations	$158	$16	$135	$(8,259)	$118

	Russell LifePoints Moderate Strategy Division (a)	Russell LifePoints Balanced Strategy Division (a)	Russell LifePoints Growth Strategy Division (a)	Russell LifePoints Equity Growth Strategy Division (a)
Income:
Dividend income	$—	$4	$3	$1
Expenses:
Mortality and expense risk charges	—	—	—	—

Net investment income (loss)	—	4	3	1

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	—	—
Realized gain distributions	—	—	—	—

Realized gains (losses)	—	—	—	—

Change in unrealized appreciation/(depreciation) of investments during the period	—	—	(1)	(1)

Net increase (decrease) in net assets resulting from operations	$—	$4	$2	$—

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Janus Capital Appreciation Division
	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$239	$172	$(8)	$(6)
Net realized gains (losses)	541	(97)	25	130
Net change in unrealized appreciation/(depreciation)	1,841	2,429	185	(116)

Net increase (decrease) in net assets resulting from operations	2,621	2,504	202	8

Contract Transactions:
Contract owners’ net payments	2,803	2,530	138	46
Annuity payments	(35)	(3)	—	—
Surrenders and other (net)	(3,364)	(2,444)	(17)	(373)
Transfers from other divisions or sponsor	3,582	2,994	425	227
Transfers to other divisions or sponsor	(3,421)	(2,855)	(346)	(167)

Net increase (decrease) in net assets resulting from contract transactions	(435)	222	200	(267)

Net increase (decrease) in net assets	2,186	2,726	402	(259)

Net Assets:
Beginning of Period	29,480	26,754	647	906

End of Period	$31,666	$29,480	$1,049	$647

Units issued during the period	665	527	298	157
Units redeemed during the period	(848)	(719)	(189)	(344)

Net units issued (redeemed) during period	(183)	(192)	109	(187)

	Large Cap Core Stock Division		Capital Guardian Large Cap Blend Division (a)
	Year Ended December 31, 2007	Year Ended December 31, 2006	For the Period Ended December 31, 2007	Year Ended December 31, 2006

Operations:
Net investment income (loss)	$281	$214	$—	$—
Net realized gains (losses)	660	(236)	—	—
Net change in unrealized appreciation/(depreciation)	1,277	2,487	(6)	—

Net increase (decrease) in net assets resulting from operations	2,218	2,465	(6)	—

Contract Transactions:
Contract owners’ net payments	2,791	2,082	24	—
Annuity payments	—	—	—	—
Surrenders and other (net)	(3,093)	(1,778)	(1)	—
Transfers from other divisions or sponsor	4,000	3,057	116	—
Transfers to other divisions or sponsor	(2,610)	(2,047)	(52)	—

Net increase (decrease) in net assets resulting from contract transactions	1,088	1,314	87	—

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

Net increase (decrease) in net assets	3,306	3,779	81	—

Net Assets:
Beginning of Period	24,567	20,788	—	—

End of Period	$27,873	$24,567	$81	$—

Units issued during the period	535	528	146	—
Units redeemed during the period	(741)	(524)	(59)	—

Net units issued (redeemed) during period	(206)	4	87	—

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		American Century Large Company Value Division (a)
	Year Ended December 31, 2007	Year Ended December 31, 2006	For the Period Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$1,508	$1,341	$—	$—
Net realized gains (losses)	6,512	4,945	—	—
Net change in unrealized appreciation/(depreciation)	(2,825)	6,865	—	—

Net increase (decrease) in net assets resulting from operations	5,195	13,151	—	—

Contract Transactions:
Contract owners’ net payments	7,135	6,473	3	—
Annuity payments	(358)	(6)	—	—
Surrenders and other (net)	(9,364)	(9,034)	(1)	—
Transfers from other divisions or sponsor	3,266	3,608	6	—
Transfers to other divisions or sponsor	(7,461)	(8,973)	(1)	—

Net increase (decrease) in net assets resulting from contract transactions	(6,782)	(7,932)	7	—

Net increase (decrease) in net assets	(1,587)	5,219	7	—

Net Assets:
Beginning of Period	97,292	92,073	—	—

End of Period	$95,705	$97,292	$7	$—

Units issued during the period	910	672	8	—
Units redeemed during the period	(1,041)	(1,193)	(1)	—

Net units issued (redeemed) during period	(131)	(521)	7	—

	Capital Guardian Domestic Equity Division		T. Rowe Price Equity Income Division
	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$10	$(13)	$10	$3
Net realized gains (losses)	173	109	86	16
Net change in unrealized appreciation/(depreciation)	(287)	88	(84)	21

Net increase (decrease) in net assets resulting from operations	(104)	184	12	40

Contract Transactions:
Contract owners’ net payments	321	138	132	145
Annuity payments	—	—	—	—
Surrenders and other (net)	(125)	(242)	(24)	(59)
Transfers from other divisions or sponsor	764	358	508	97
Transfers to other divisions or sponsor	(746)	(383)	(301)	(48)

Net increase (decrease) in net assets resulting from contract transactions	214	(129)	315	135

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

Net increase (decrease) in net assets	110	55	327	175

Net Assets:
Beginning of Period	1,418	1,363	361	186

End of Period	$1,528	$1,418	$688	$361

Units issued during the period	660	376	290	195
Units redeemed during the period	(575)	(456)	(178)	(101)

Net units issued (redeemed) during period	85	(80)	112	94

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division (b)		Index 400 Stock Division
	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$548	$27	$499	$366
Net realized gains (losses)	7,593	1,183	4,431	4,101
Net change in unrealized appreciation/(depreciation)	6,707	2,119	(2,168)	(1,222)

Net increase (decrease) in net assets resulting from operations	14,848	3,329	2,762	3,245

Contract Transactions:
Contract owners’ net payments	6,039	5,540	4,651	4,247
Annuity payments	(3)	(3)	(464)	(4)
Surrenders and other (net)	(5,887)	(6,321)	(5,154)	(3,895)
Transfers from other divisions or sponsor	4,154	904	5,877	2,658
Transfers to other divisions or sponsor	(8,081)	(7,981)	(3,358)	(3,514)

Net increase (decrease) in net assets resulting from contract transactions	(3,778)	(7,861)	1,552	(508)

Net increase (decrease) in net assets	11,070	(4,532)	4,314	2,737

Net Assets:
Beginning of Period	76,225	80,757	35,689	32,952

End of Period	$87,295	$76,225	$40,003	$35,689

Units issued during the period	478	318	829	579
Units redeemed during the period	(718)	(588)	(729)	(825)

Net units issued (redeemed) during period	(240)	(270)	100	(246)

	AllianceBernstein Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$(1)	$—	$17	$(14)
Net realized gains (losses)	111	90	6,368	6,447
Net change in unrealized appreciation/(depreciation)	(122)	(31)	(3,066)	(4,223)

Net increase (decrease) in net assets resulting from operations	(12)	59	3,319	2,210

Contract Transactions:
Contract owners’ net payments	63	29	4,264	4,508
Annuity payments	—	—	—	—
Surrenders and other (net)	(27)	(287)	(3,258)	(3,384)
Transfers from other divisions or sponsor	750	367	3,969	2,268
Transfers to other divisions or sponsor	(616)	(265)	(6,705)	(4,171)

Net increase (decrease) in net assets resulting from contract transactions	170	(156)	(1,730)	(779)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

Net increase (decrease) in net assets	158	(97)	1,589	1,431

Net Assets:
Beginning of Period	454	551	37,153	35,722

End of Period	$612	$454	$38,742	$37,153

Units issued during the period	379	244	647	444
Units redeemed during the period	(332)	(329)	(660)	(566)

Net units issued (redeemed) during period	47	(85)	(13)	(122)

(b)	Effective April 30, 2007, the Aggressive Growth Stock Division was renamed to the Mid Cap Growth Stock Division.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division (a)		T. Rowe Price Small Cap Value Stock Division
	For the Period Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$—	$—	$(5)	$(7)
Net realized gains (losses)	—	—	135	217
Net change in unrealized appreciation/(depreciation)	—	—	(147)	(35)

Net increase (decrease) in net assets resulting from operations	—	—	(17)	175

Contract Transactions:
Contract owners’ net payments	9	—	199	89
Annuity payments	—	—	—	—
Surrenders and other (net)	(1)	—	(89)	(418)
Transfers from other divisions or sponsor	2	—	436	259
Transfers to other divisions or sponsor	(1)	—	(514)	(282)

Net increase (decrease) in net assets resulting from contract transactions	9	—	32	(352)

Net increase (decrease) in net assets	9	—	15	(177)

Net Assets:
Beginning of Period	—	—	1,098	1,275

End of Period	$9	$—	$1,113	$1,098

Units issued during the period	11	—	432	170
Units redeemed during the period	(2)	—	(408)	(288)

Net units issued (redeemed) during period	9	—	24	(118)

	International Growth Stock Division		MFS Research International Core Division (a)
	Year Ended December 31, 2007	Year Ended December 31, 2006	For the Period Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$(2)	$(7)	$—	$—
Net realized gains (losses)	221	102	—	—
Net change in unrealized appreciation/(depreciation)	(29)	78	(1)	—

Net increase (decrease) in net assets resulting from operations	190	173	(1)	—

Contract Transactions:
Contract owners’ net payments	291	135	12	—
Annuity payments	—	—	—	—
Surrenders and other (net)	(153)	(204)	(1)	—
Transfers from other divisions or sponsor	1,196	536	24	—
Transfers to other divisions or sponsor	(586)	(296)	(1)	—

Net increase (decrease) in net assets resulting from contract transactions	748	171	34	—

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

Net increase (decrease) in net assets	938	344	33	—

Net Assets:
Beginning of Period	1,110	766	—	—

End of Period	$2,048	$1,110	$33	$—

Units issued during the period	769	372	33	—
Units redeemed during the period	(371)	(291)	(1)	—

Net units issued (redeemed) during period	398	81	32	—

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Franklin Templeton International Equity Division		MFS Emerging Markets Equity Division (a)
	Year Ended December 31, 2007	Year Ended December 31, 2006	For the Period Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$2,094	$1,343	$—	$—
Net realized gains (losses)	6,741	1,595	—	—
Net change in unrealized appreciation/(depreciation)	9,338	18,993	4	—

Net increase (decrease) in net assets resulting from operations	18,173	21,931	4	—

Contract Transactions:
Contract owners’ net payments	10,844	6,148	13	—
Annuity payments	(4)	(3)	—	—
Surrenders and other (net)	(10,060)	(4,837)	(2)	—
Transfers from other divisions or sponsor	14,130	6,549	136	—
Transfers to other divisions or sponsor	(3,328)	(2,099)	(4)	—

Net increase (decrease) in net assets resulting from contract transactions	11,582	5,758	143	—

Net increase (decrease) in net assets	29,755	27,689	147	—

Net Assets:
Beginning of Period	96,338	68,649	—	—

End of Period	$126,093	$96,338	$147	$—

Units issued during the period	5,964	3,835	94	—
Units redeemed during the period	(3,335)	(2,270)	(5)	—

Net units issued (redeemed) during period	2,629	1,565	89	—

	Money Market Division		Short-Term Bond Division (a)
	Year Ended December 31, 2007	Year Ended December 31, 2006	For the Period Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$128	$124	$—	$—
Net realized gains (losses)	—	—	—	—
Net change in unrealized appreciation/(depreciation)	—	—	—	—

Net increase (decrease) in net assets resulting from operations	128	124	—	—

Contract Transactions:
Contract owners’ net payments	1,595	2,787	1	—
Annuity payments	(1)	(1)	—	—
Surrenders and other (net)	(4,684)	(2,113)	(1)	—
Transfers from other divisions or sponsor	4,024	1,923	1	—
Transfers to other divisions or sponsor	(2,252)	(1,856)	—	—

Net increase (decrease) in net assets resulting from contract transactions	(1,318)	740	1	—

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

Net increase (decrease) in net assets	(1,190)	864	1	—

Net Assets:
Beginning of Period	3,911	3,047	—	—

End of Period	$2,721	$3,911	$1	$—

Units issued during the period	2,973	2,018	1	—
Units redeemed during the period	(3,342)	(1,568)	—	—

Net units issued (redeemed) during period	(369)	450	1	—

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		PIMCO Long-Term U.S. Government Bond Division (a)
	Year Ended December 31, 2007	Year Ended December 31, 2006	For the Period Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$512	$530	$1	$—
Net realized gains (losses)	(118)	(260)	—	—
Net change in unrealized appreciation/(depreciation)	442	184	—	—

Net increase (decrease) in net assets resulting from operations	836	454	1	—

Contract Transactions:
Contract owners’ net payments	1,501	1,272	3	—
Annuity payments	(7)	(7)	(30)	—
Surrenders and other (net)	(1,523)	(3,185)	(2)	—
Transfers from other divisions or sponsor	2,174	1,730	30	—
Transfers to other divisions or sponsor	(2,733)	(2,323)	—	—

Net increase (decrease) in net assets resulting from contract transactions	(588)	(2,513)	1	—

Net increase (decrease) in net assets	248	(2,059)	2	—

Net Assets:
Beginning of Period	14,172	16,231	—	—

End of Period	$14,420	$14,172	$2	$—

Units issued during the period	752	285	5	—
Units redeemed during the period	(494)	(580)	(4)	—

Net units issued (redeemed) during period	258	(295)	1	—

	American Century Inflation Protection Division (a)		High Yield Bond Division
	For the Period Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$1	$—	$407	$426
Net realized gains (losses)	—	—	41	190
Net change in unrealized appreciation/(depreciation)	—	—	(300)	(24)

Net increase (decrease) in net assets resulting from operations	1	—	148	592

Contract Transactions:
Contract owners’ net payments	13	—	799	742
Annuity payments	(30)	—	(2)	(2)
Surrenders and other (net)	(1)	—	(708)	(1,060)
Transfers from other divisions or sponsor	29	—	1,296	574
Transfers to other divisions or sponsor	—	—	(1,288)	(1,220)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

Net increase (decrease) in net assets resulting from contract transactions	11	—	97	(966)

Net increase (decrease) in net assets	12	—	245	(374)

Net Assets:
Beginning of Period	—	—	6,351	6,725

End of Period	$12	$—	$6,596	$6,351

Units issued during the period	13	—	282	226
Units redeemed during the period	(3)	—	(255)	(447)

Net units issued (redeemed) during period	10	—	27	(221)

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2007

1. Organization

NML Variable Annuity Account C (the “Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund group combination variable annuity contracts (“contracts”) for HR-10 and corporate pension and profit-sharing plans which qualify for special tax treatment under the Internal Revenue Code and individual variable annuity contracts of certain eligible persons. Three versions of the contract are offered: Front Load contracts with a sales charge up to 4.5% of purchase payments; Simplified Load contracts with an installment fee of $750; and Network Edition contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

2. Significant Accounting Policies

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

The shares are valued at the Funds’ offering and redemption prices per share. Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Since 1996, Northwestern Mutual has paid a dividend to certain contracts. The dividend is re-invested in the Account and has been reflected as a Contract Owners’ Net Payment in the accompanying financial statements.

Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. Annuity reserves are based on the 1983 Annuity Table a, adjusted with assumed interest rates of 3.5% or 5%.

Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

On September 15, 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 addresses how companies should measure fair value when specified assets and liabilities are measured at fair value for either recognition or disclosure purposes under generally accepted accounting principles (GAAP). FAS 157 is intended to make the measurement of fair value more consistent and comparable and improve disclosures about those measures. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Account.

3. Purchases and Sales of Investments

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2007

Purchases and sales of the Funds’ shares for the year ended December 31, 2007 by each Division are shown as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$3,530	$3,694
Janus Capital Appreciation	212	21
Large Cap Core Stock	4,573	3,290
Capital Guardian Large Cap Blend	88	1
Index 500 Stock	12,768	14,099
American Century Large Company Value	8	1
Capital Guardian Domestic Equity	422	148
T. Rowe Price Equity Income	386	42
Mid Cap Growth Stock	13,866	10,436
Index 400 Stock	10,232	5,445
AllianceBernstein Mid Cap Value	296	38
Small Cap Growth Stock	7,705	6,188
Index 600 Stock	10	1
T. Rowe Price Small Cap Value	358	281
International Growth	1,067	183
MFS Research International Core	35	1
Franklin Templeton International Equity	25,941	10,997
MFS Emerging Markets Equity	145	2
Money Market	3,932	5,122
Short-Term Bond	2	1
Select Bond	2,328	2,422
PIMCO Long-Term U.S. Government Bond	33	2
American Century Inflation Protection	43	1
High Yield Bond	1,294	794
PIMCO Multi-Sector Bond	56	2
Balanced	7,958	10,978
Asset Allocation	475	218
Fidelity VIP Mid Cap	459	236
Fidelity VIP Contrafund	504	12
Neuberger Berman AMT Socially	24	11
Russell Multi-Style Equity	364	879
Russell Aggressive Equity	283	85
Russell Non-U.S.	595	383
Russell Real Estate Securities	15,029	24,044
Russell Core Bond	386	427
Russell LifePoints Moderate	1	1
Russell LifePoints Balanced	183	1
Russell LifePoints Growth	99	1
Russell LifePoints Equity Growth	63	[1]

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2007

4. Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued before December 17, 1981 or between April 30, 1984 and December 31, 1991, there is no deduction for mortality and expense risks.

For contracts issued after December 16, 1981, and prior to May 1, 1984, the deduction is determined daily at an annual rate of 0.5% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 0.75% annual rate.

Generally, for contracts issued after December 31, 1991, for the Front Load version and the Simplified Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.65% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 1% and 1.5% annual rates, respectively.

For Network Edition contracts issued on or after October 16, 2006, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% annual rate. For Network Edition contracts purchased before April 30, 2008, the current mortality and expense risk charges will not be increased before May 1, 2012.

5. Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding	Unit Value	Net Assets (000's)	Dividend Income as a % of Average Net Assets	Expense Ratio	Total Return (3)
Growth Stock
Year Ended 12/31/07	75	$1.013437	$76	0.88%	0.35%	8.81%
Year Ended 12/31/06	11	$0.931362	$10	0.75%	0.35%	3.67%
Janus Capital Appreciation
Year Ended 12/31/07	55	$2.197094	$122	0.05%	0.35%	26.39%
Year Ended 12/31/06	—	$1.738315	$—	0.35%	0.35%	4.23%
Large Cap Core Stock
Year Ended 12/31/07	38	$1.077473	$41	1.16%	0.35%	8.74%
Year Ended 12/31/06	—	$0.990903	$—	1.07%	0.35%	3.70%
Capital Guardian Large Cap Blend (1)
Year Ended 12/31/07	28	$0.932619	$26	0.85%	0.35%	(6.74)%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Index 500 Stock

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2007

Year Ended 12/31/07	251	$1.111903	$279	1.62%	0.35%	5.06%
Year Ended 12/31/06	14	$1.058385	$14	1.58%	0.35%	4.18%
American Century Large Company Value (1)
Year Ended 12/31/07	7	$0.938079	$7	1.52%	0.35%	(6.19)%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Capital Guardian Domestic Equity
Year Ended 12/31/07	235	$1.395608	$328	1.47%	0.35%	(6.66)%
Year Ended 12/31/06	32	$1.495151	$48	0.00%	0.35%	3.17%
T. Rowe Price Equity Income
Year Ended 12/31/07	102	$1.795424	$183	2.13%	0.35%	2.89%
Year Ended 12/31/06	73	$1.744928	$127	2.45%	0.35%	5.32%
Mid-Cap Growth Stock (2)
Year Ended 12/31/07	50	$1.078509	$54	0.76%	0.35%	20.27%
Year Ended 12/31/06	—	$0.896717	$—	0.12%	0.35%	2.67%
Index 400 Stock
Year Ended 12/31/07	41	$1.849846	$75	1.27%	0.35%	7.55%
Year Ended 12/31/06	4	$1.720014	$6	1.08%	0.35%	2.64%
AllianceBernstein Mid Cap Value
Year Ended 12/31/07	39	$1.873865	$73	0.78%	0.35%	(0.51)%
Year Ended 12/31/06	1	$1.883538	$2	0.95%	0.35%	3.35%
Small Cap Growth Stock
Year Ended 12/31/07	38	$1.385379	$53	0.08%	0.35%	9.16%
Year Ended 12/31/06	3	$1.269179	$4	0.00%	0.35%	2.24%
Index 600 Stock (1)
Year Ended 12/31/07	9	$0.938826	$9	0.00%	0.35%	(6.11)%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
T. Rowe Price Small Cap Value
Year Ended 12/31/07	86	$1.959983	$169	0.41%	0.35%	(1.18)%
Year Ended 12/31/06	18	$1.983334	$36	0.28%	0.35%	4.24%
International Growth
Year Ended 12/31/07	95	$2.118626	$202	0.82%	0.35%	12.22%
Year Ended 12/31/06	4	$1.887847	$7	0.20%	0.35%	12.19%
MFS Research International Core (1)
Year Ended 12/31/07	15	$1.052433	$16	2.42%	0.35%	5.25%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Franklin Templeton International Equity
Year Ended 12/31/07	366	$1.955614	$715	1.87%	0.35%	17.65%
Year Ended 12/31/06	77	$1.662262	$129	1.70%	0.35%	10.07%
MFS Emerging Markets Equity (1)
Year Ended 12/31/07	54	$1.244312	$67	0.72%	0.35%	24.43%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Money Market
Year Ended 12/31/07	338	$1.240571	$419	5.41%	0.35%	4.91%
Year Ended 12/31/06	262	$1.182475	$310	4.72%	0.35%	1.02%
Short-Term Bond (1)
Year Ended 12/31/07	—	$1.028506	$—	2.04%	0.35%	2.85%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Select Bond
Year Ended 12/31/07	317	$1.607800	$509	3.86%	0.35%	6.02%
Year Ended 12/31/06	8	$1.516531	$13	3.91%	0.35%	1.62%
PIMCO Long-Term U.S. Government Bond (1)
Year Ended 12/31/07	—	$1.072953	$—	13.57%	0.35%	7.30%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
American Century Inflation Protection Bond (1)
Year Ended 12/31/07	10	$1.065745	$11	15.12%	0.35%	6.58%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
High Yield Bond
Year Ended 12/31/07	80	$1.590018	$127	6.20%	0.35%	2.02%
Year Ended 12/31/06	20	$1.558583	$31	6.78%	0.35%	3.16%
PIMCO Multi-Sector Bond (1)

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2007

Year Ended 12/31/07	31	$1.008445	$32	5.58%	0.35%	0.85%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Balanced
Year Ended 12/31/07	702	$1.324207	$930	3.04%	0.35%	5.78%
Year Ended 12/31/06	231	$1.251906	$289	2.89%	0.35%	3.01%
Asset Allocation
Year Ended 12/31/07	233	$1.466752	$341	2.35%	0.35%	9.01%
Year Ended 12/31/06	209	$1.345472	$282	1.94%	0.35%	4.37%
Fidelity VIP Mid Cap
Year Ended 12/31/07	105	$2.639341	$278	0.47%	0.35%	14.93%
Year Ended 12/31/06	22	$2.296424	$51	0.16%	0.35%	4.86%
Fidelity VIP Contrafund (1)
Year Ended 12/31/07	28	$1.115338	$31	1.55%	0.35%	11.54%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Neuberger Berman AMT Socially Responsive (1)
Year Ended 12/31/07	7	$1.016402	$8	0.12%	0.35%	1.64%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Russell Multi-Style Equity
Year Ended 12/31/07	83	$1.112262	$92	0.99%	0.35%	9.97%
Year Ended 12/31/06	9	$1.011417	$9	0.94%	0.35%	3.39%
Russell Aggressive Equity
Year Ended 12/31/07	16	$1.559776	$26	0.38%	0.35%	3.06%
Year Ended 12/31/06	2	$1.513536	$4	0.19%	0.35%	3.31%
Russell Non-U.S.
Year Ended 12/31/07	140	$1.469891	$206	2.44%	0.35%	9.73%
Year Ended 12/31/06	11	$1.339553	$15	2.47%	0.35%	8.74%
Russell Real Estate Securities
Year Ended 12/31/07	56	$2.962989	$166	2.08%	0.35%	(16.15)%
Year Ended 12/31/06	14	$3.533780	$48	1.98%	0.35%	5.38%
Russell Core Bond
Year Ended 12/31/07	219	$1.522835	$334	5.14%	0.35%	6.86%
Year Ended 12/31/06	141	$1.425011	$201	4.44%	0.35%	1.27%
Russell LifePoints Moderate (1)
Year Ended 12/31/07	—	$1.032870	$—	1.83%	0.35%	3.29%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Russell LifePoints Balanced (1)
Year Ended 12/31/07	177	$1.024838	$182	5.18%	0.35%	2.49%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Russell LifePoints Growth (1)
Year Ended 12/31/07	70	$1.018835	$71	3.70%	0.35%	1.89%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a
Russell LifePoints Equity Growth (1)
Year Ended 12/31/07	60	$1.010091	$60	2.51%	0.35%	1.01%
Year Ended 12/31/06	n/a	n/a	n/a	n/a	n/a	n/a

(1)	Division commenced operations on April 30, 2007.
(2)	Effective April 30, 2007, the Aggressive Growth Stock Division was renamed to the Mid Cap Growth Stock Division.
(3)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

PRICEWATERHOUSECOOPERS

PricewaterhouseCoopers LLP
100 E. Wisconsin Ave., Suite 1800
Milwaukee, WI 53202
Telephone (414) 212 1600
Facsimile (414) 212 1880

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company and

Contract Owners of NML Variable Annuity Account C

In our opinion, the accompanying statements of assets and liabilities, the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the NML Variable Annuity Account C and its Growth Stock Division, Janus Capital Appreciation Division, Large Cap Core Stock Division, Capital Guardian Large Cap Blend Division, Index 500 Stock Division, American Century Large Company Value Division, Capital Guardian Domestic Equity Division, T. Rowe Price Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, AllianceBernstein Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, T. Rowe Price Small Cap Value Division, International Growth Division, MFS Research International Core Division, Franklin Templeton International Equity Division, MFS Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, PIMCO Long-Term U.S. Government Bond Division, American Century Inflation Protection Division, High Yield Bond Division, PIMCO Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Real Estate Securities Division, Russell Core Bond Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, and Russell LifePoints Equity Growth Strategy Division at December 31, 2007, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2007 with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust and the Russell Investment Funds, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin

February 12, 2008

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Contracts.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Financial Position

(in millions)

	December 31,
	2007	2006
Assets:
Bonds	$76,842	$70,564
Common and preferred stocks	9,525	9,228
Mortgage loans	20,833	19,363
Real estate	1,499	1,489
Policy loans	11,797	10,995
Other investments	8,749	7,930
Cash and temporary investments	2,547	2,885

Total investments	131,792	122,454

Due and accrued investment income	1,395	1,291
Net deferred tax assets	1,461	1,198
Deferred premium and other assets	2,195	2,112
Separate account assets	19,704	18,047

Total assets	$156,547	$145,102

Liabilities and Surplus:
Reserves for policy benefits	$109,573	$101,481
Policyowner dividends payable	5,024	4,632
Interest maintenance reserve	709	644
Asset valuation reserve	3,687	3,093
Income taxes payable	683	515
Other liabilities	5,061	5,006
Separate account liabilities	19,704	18,047

Total liabilities	144,441	133,418

Surplus	12,106	11,684

Total liabilities and surplus	$156,547	$145,102

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Operations

(in millions)

	For the year ended December 31,
	2007	2006	2005
Revenue:
Premiums	$13,242	$12,149	$11,363
Net investment income	7,568	7,073	6,543
Other income	545	511	494

Total revenue	21,355	19,733	18,400

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	5,641	5,049	4,577
Net additions to policy benefit reserves	7,807	7,234	6,445
Net transfers to separate accounts	484	492	664

Total benefits	13,932	12,775	11,686

Commissions and operating expenses	2,009	1,894	1,774

Total benefits and expenses	15,941	14,669	13,460

Gain from operations before dividends and taxes	5,414	5,064	4,940

Policyowner dividends	5,012	4,628	4,269

Gain from operations before taxes	402	436	671
Income tax expense	21	17	57

Net gain from operations	381	419	614
Net realized capital gains	619	410	310

Net income	$1,000	$829	$924

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Changes in Surplus

(in millions)

	For the year ended December 31,
	2007	2006	2005
Beginning of year balance	$11,684	$10,381	$8,934

Net income	1,000	829	924

Change in net unrealized capital gains (losses)	(12)	581	343

Change in net deferred tax assets	165	337	237

Change in nonadmitted assets and other	(137)	70	(84)

Change in asset valuation reserve	(594)	(514)	27

Net increase in surplus	422	1,303	1,447

End of year balance	$12,106	$11,684	$10,381

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Cash Flows

(in millions)

	For the year ended December 31,
	2007	2006	2005
Cash flows from operating activities:
Premiums and other income received	$9,495	$8,634	$8,074
Investment income received	7,424	6,893	6,347
Benefit payments to policyowners and beneficiaries	(5,904)	(5,274)	(4,794)
Net transfers to separate accounts	(474)	(482)	(657)
Commissions, expenses and taxes paid	(2,148)	(2,202)	(2,000)

Net cash provided by operating activities	8,393	7,569	6,970

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	64,980	51,695	72,406
Common and preferred stocks	6,099	6,088	3,969
Mortgage loans	2,940	3,413	2,585
Real estate	177	65	120
Other investments	1,175	1,693	1,389

	75,371	62,954	80,469

Cost of investments acquired:
Bonds	70,890	56,372	77,345
Common and preferred stocks	5,594	5,777	3,896
Mortgage loans	4,422	4,659	3,464
Real estate	151	107	261
Other investments	2,401	2,099	2,661

	83,458	69,014	87,627

Disbursement of policy loans, net of repayments	802	730	515

Net cash applied to investing activities	(8,889)	(6,790)	(7,673)

Cash flows from financing and miscellaneous sources:
Net inflows on deposit-type contracts	198	69	52
Other cash applied	(40)	(87)	(174)

Net cash provided by (applied to) financing and other activities:	158	(18)	(122)

Net increase (decrease) in cash and temporary investments	(338)	761	(825)
Cash and temporary investments, beginning of year	2,885	2,124	2,949

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Cash Flows

(in millions)

Cash and temporary investments, end of year	$2,547	$2,885	$2,124

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

1.	Basis of Presentation and Changes in Accounting Principles

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability and long-term care insurance products to the personal, business and estate markets.

The consolidated financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”), which are generally based on the “Accounting Practices and Procedures Manual” of the National Association of Insurance Commissioners (“NAIC”). See Notes 2 and 11 for descriptions of the permitted practices used by the Company. Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) investment valuations and policy benefit reserves are established using different methods and assumptions, (3) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statement of operations, are defined differently, (4) majority-owned, non-insurance subsidiaries are consolidated, (5) changes in deferred taxes are reported as a component of net income and (6) no deferral of realized investment gains and losses is permitted. The effects on the financial statements of the Company attributable to the differences between the statutory basis of accounting and GAAP are material.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3 and 14 regarding the reported statement value and estimated fair value of the Company’s investments in bonds, common and preferred stocks, mortgage loans and real estate.

Policy Loans

Policy loans primarily represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies, and are reported in the financial statements at unpaid principal balance.

Other Investments

Other investments consist primarily of partnership investments (including real estate, venture capital and leveraged buyout fund limited partnerships), real estate joint ventures and unconsolidated non-insurance subsidiaries organized as limited liability companies. These investments are reported in the financial statements using the equity method of accounting.

Other investments also include $113 million and $102 million of investments in oil and natural gas production at December 31, 2007 and 2006, respectively. These oil and gas investments are accounted for using the full cost method, under which all exploration and development costs,

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

whether successful or not, are capitalized and amortized as a reduction of net investment income as oil and natural gas reserves are produced. This method is permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”). The “Accounting Practices and Procedures Manual” of the NAIC does not provide accounting guidance for oil and gas investments.

Other investments also include low income housing tax credit investments, leveraged leases and derivative financial instruments. See Note 3 for a description of the Company’s investments in leveraged leases and Note 4 regarding the Company’s use of derivatives and their presentation in the financial statements.

Temporary Investments

Temporary investments represent securities that had maturities of one year or less at purchase and are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related policy liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in a fixed interest rate annuity issued by the general account of the Company. Separate account assets are reported at fair value based primarily on quoted market prices. See Note 7 for more information about the Company’s separate accounts.

Reserves for Policy Benefits

Reserves for policy benefits represent the net present value of future policy benefits less future policy premiums, estimated using actuarial methods based on mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 for more information about the Company’s reserve liabilities.

Policyowner Dividends

Nearly all life, disability and long-term care insurance policies and certain annuity contracts issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due or used to purchase additional insurance. Dividends used by policyowners to purchase additional insurance are reported as premiums in the consolidated statement of operations, but are not included in premiums received or benefit payments in the consolidated statement of cash flows.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized capital gains and losses, net of income tax, on fixed income investments and derivatives that are attributable to changes in interest rates. Net realized capital gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by the derivative.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is designed to protect surplus against potential declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in AVR are reported as direct adjustments to surplus in the consolidated statement of changes in surplus.

Premium Revenue

Life insurance premiums are recognized as revenue at the beginning of each respective policy year. Disability and long-term care insurance premiums are recognized as revenue when due to the Company. Annuity premiums are recognized as revenue when received. Considerations received on supplementary insurance contracts without life contingencies are deposit-type transactions and thereby excluded from revenue in the consolidated statement of operations. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information about the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, policy loans and other investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively for any change in estimated yield-to-maturity. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus. Accrued investment income that is ultimately deemed uncollectible is reported as a reduction of net investment income in the period that such determination is made. Net investment income also includes dividends paid to the Company from accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries and prepayment fees on bonds and mortgage loans. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to oil and natural gas investments and interest costs associated with securities lending.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. See Note 9 for more information about the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary insurance contracts that include life contingencies. Benefit payments on supplementary insurance contracts without life contingencies are deposit-type transactions and thereby excluded from benefits in the consolidated statement of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information about the Company’s use of reinsurance.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Electronic Data Processing Equipment and Software

The cost of electronic data processing (“EDP”) equipment and operating system software used in the Company’s business is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. EDP equipment and operating software assets of $36 million and $27 million at December 31, 2007 and 2006, respectively, are classified as other assets in the consolidated statement of financial position and are net of accumulated depreciation of $120 million and $104 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from reported assets and surplus in the consolidated statement of financial position. Depreciation expense for EDP equipment and software totaled $78 million, $77 million and $71 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from reported assets and surplus in the consolidated statement of financial position. Depreciation expense for furniture, fixtures and equipment totaled $7 million for each of the years ended December 31, 2007, 2006 and 2005.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investment assets sold. Realized capital losses also include valuation adjustments for impairment of bonds, stocks, mortgage loans, real estate and other investments that have experienced a decline in fair value that management considers to be other-than-temporary. Factors considered in evaluating whether a decline in value is other-than-temporary include: (1) the duration and extent to which fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value. Realized capital gains and losses as reported in the consolidated statement of operations exclude any IMR deferrals. See Note 3 regarding realized capital gains and losses.

Unrealized capital gains and losses primarily represent changes in the reported fair value of common stocks and other equity investments and changes in valuation adjustments made for bonds in or near default. Changes in the Company’s equity method share of undistributed earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also classified as changes in unrealized capital gains and losses. See Note 3 regarding changes in unrealized capital gains and losses.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to pension funding, amounts advanced to or due from the Company's financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

depreciation) and certain investments are excluded from reported assets and surplus in the consolidated statement of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statement of changes in surplus.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3.	Investments

Bonds

Investments in bonds rated “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) by the Securities Valuation Office (“SVO”) of the NAIC are reported in the financial statements at amortized cost, less any valuation adjustment. The interest method is used to amortize any purchase premium or discount. Use of the interest method for loan-backed bonds and structured securities includes estimates of future prepayments obtained from independent sources. Prepayment assumptions are updated at least annually, using the retrospective adjustment method to recognize related changes in the estimated yield-to-maturity of such securities.

Bonds rated “6” (lowest quality) by the SVO are reported at the lower of amortized cost or fair value. If necessary, valuation adjustments are made for bonds with SVO ratings of “6” and for bonds with a decline in fair value that management considers to be other-than-temporary. At December 31, 2007 and 2006, the reported statement value of bonds was reduced by $123 million and $102 million, respectively, of valuation adjustments.

Disclosure of estimated fair value for bonds is primarily based upon values published by the SVO. In the absence of SVO-published values, estimated fair value is based upon quoted market prices of identical or similar assets, if available. For bonds without SVO-published values or quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

Statement value and estimated fair value of bonds at December 31, 2007 and 2006 were as follows:

December 31, 2007	Reconciliation to Estimated Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
U.S. Governments	$6,081	$653	$(3)	$6,731
States, territories and possessions	244	39	(3)	280
Special revenue and assessments	13,408	146	(115)	13,439
All foreign governments	342	28	(2)	368
Public utilities	6,407	177	(94)	6,490
Banks, trust and insurance companies	11,146	260	(263)	11,143
Industrial and miscellaneous	39,214	834	(849)	39,199

Total	$76,842	$2,137	$(1,329)	$77,650

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

December 31, 2006	Reconciliation to Estimated Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

	(in millions)
U.S. Governments	$8,075	$309	$(22)	$8,362
States, territories and possessions	247	35	(3)	279
Special revenue and assessments	13,577	55	(206)	13,426
All foreign governments	829	121	(2)	948
Public utilities	5,329	170	(77)	5,422
Banks, trust and insurance companies	9,943	318	(129)	10,132
Industrial and miscellaneous	32,564	752	(436)	32,880

Total	$70,564	$1,760	$(875)	$71,449

Statement value and estimated fair value of bonds by contractual maturity at December 31, 2007 are presented below. Estimated maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Statement Value	Estimated Fair Value

	(in millions)
Due in one year or less	$1,714	$1,816
Due after one year through five years	11,238	11,428
Due after five years through ten years	23,141	23,017
Due after ten years	16,694	17,491

	52,787	53,752

Mortgage-backed and structured securities	24,055	23,898

Total	$76,842	$77,650

Common and Preferred Stocks

Common stocks are generally reported in the financial statements at fair value, which is primarily based upon values published by the SVO and quoted market prices. When SVO-published values or quoted market prices are not used, fair value is estimated using independent pricing services or internally developed pricing models. The equity method is generally used to value investments in common stock of unconsolidated non-insurance subsidiaries. See Note 11 regarding the reported statement value of the Company’s investment in Frank Russell Company.

Preferred stocks rated “1” (highest quality), “2” (high quality) or “3” (medium quality) by the SVO are reported in the financial statements at amortized cost. Preferred stocks rated “4” (low quality), “5” (lower quality) or “6” (lowest quality) by the SVO are reported in the financial statements at the lower of amortized cost or fair value. Estimated fair value is primarily based upon values

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

published by the SVO. In the absence of SVO-published values, estimated fair value is based upon quoted market prices, if available. For preferred stocks without SVO-published values or quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

If necessary, valuation adjustments are made for preferred stocks with SVO quality ratings of “4”, “5” or “6” and for common and preferred stocks with a decline in fair value that management considers to be other-than-temporary. At December 31, 2007 and 2006, the reported statement value of common and preferred stocks was reduced by $160 million and $117 million, respectively, of valuation adjustments.

Mortgage Loans

Mortgage loans are reported in the financial statements at unpaid principal balance, less any valuation allowance or unamortized commitment or origination fee. Such fees are generally deferred upon receipt and amortized into net investment income using the interest method.

Mortgage loans are considered impaired when management considers it probable that the Company will be unable to collect all principal and interest due according to the contractual terms of the loan. If necessary, a valuation adjustment is made to reduce the carrying value of an impaired loan to the lower of unpaid principal balance or estimated net realizable value based on appraisal of the collateral property. If the impairment is considered to be temporary, the valuation adjustment is reported as an unrealized capital loss. Valuation adjustments for impairments considered to be other-than-temporary are reported as realized capital losses. At December 31, 2007 and 2006, the reported statement value of mortgage loans was reduced by $5 million and $0, respectively, of valuation adjustments.

The maximum and minimum interest rates for mortgage loans originated during 2007 were 8.3% and 5.3%, respectively, while these rates during 2006 were 7.3% and 5.2%, respectively. The aggregate ratio of amounts loaned to the value of collateral for mortgage loans originated during each of 2007 and 2006 was 63%, with a maximum of 100% for any single loan during each of 2007 and 2006.

Real Estate

Real estate investments are reported in the financial statements at cost, less any valuation adjustment, encumbrances and accumulated depreciation of buildings and other improvements using a straight-line method over the estimated useful lives of the improvements. An investment in real estate is considered impaired when the estimated fair value of the property is lower than depreciated cost. The estimated fair value is primarily based upon the present value of estimated future cash flow (for commercial properties) or the capitalization of stabilized net operating income (for multi-family residential properties). When the Company determines that an investment in real estate is impaired, a valuation adjustment is made to reduce the carrying value to estimated fair value, net of encumbrances. Valuation adjustments are reported as a realized capital loss. At each of December 31, 2007 and 2006, the reported statement value of real estate was reduced by $21 million of valuation adjustments.

At December 31, 2007 and 2006, the reported statement value of real estate included $213 million and $186 million, respectively, of real estate properties occupied by the Company.

Leveraged Leases

Leveraged leases primarily represent investments in commercial aircraft or real estate properties

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

that are leased to third parties and serve as collateral for non-recourse borrowings. Leveraged leases are valued at the present value of future minimum lease payments plus the estimated residual value of the leased asset and reported as other investments in the consolidated statement of financial position. At December 31, 2007 and 2006, the reported statement value of leveraged leases was $335 million and $339 million, respectively. When the Company determines that receipt of all scheduled lease payments is unlikely or that the estimated residual value of the asset has declined, a valuation adjustment is made to reduce the reported statement value of the lease. Valuation adjustments are reported as a realized capital loss. At each of December 31, 2007 and 2006, the reported statement value of leveraged leases was reduced by $14 million of valuation adjustments.

Investment Capital Gains and Losses

Realized capital gains and losses for the years ended December 31, 2007, 2006 and 2005 were as follows:

	For the year ended December 31, 2007			For the year ended December 31, 2006			For the year ended December 31, 2005
	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)
				(in millions)
Bonds	$465	$(327)	$138	$243	$(497)	$(254)	$454	$536)	$(82)
Common and preferred stocks	1,415	(246)	1,169	1,193	(241)	952	909	(196)	713
Mortgage loans	—	(10)	(10)	1	—	1	3	(1)	2
Real estate	65	—	65	18	—	18	64	(1)	63
Other investments	306	(568)	(262)	207	(357)	(150)	140	(177)	(37)

	$2,251	$(1,151)	1,100	$1,662	$(1,095)	567	$1,570	$(911)	659

Less: IMR gains (losses)			144			(261)			(61)
Less: Capital gains taxes			337			418			410

Net realized capital gains			$619			$410			$310

Proceeds from the sale of bond investments totaled $56 billion, $44 billion and $62 billion for the years ended December 31, 2007, 2006 and 2005, respectively.

Realized capital losses (before IMR deferrals and capital gains taxes) included $156 million, $74 million and $276 million of valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2007, 2006 and 2005, respectively.

The amortized cost and estimated fair value of bonds and common and preferred stocks for which fair value had temporarily declined and remained below cost as of December 31, 2007 and 2006, were as follows:

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

	December 31, 2007
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)
Bonds	$13,098	$12,466	$(632)	$17,873	$17,200	$(673)
Common and preferred stocks	1,895	1,609	(286)	160	127	(33)

Total	$14,993	$14,075	$(918)	$18,033	$17,327	$(706)

	December 31, 2006
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)
Bonds	$11,200	$11,051	$(149)	$22,631	$21,908	$(723)
Common and preferred stocks	920	835	(85)	122	82	(40)

Total	$12,120	$11,886	$(234)	$22,753	$21,990	$(763)

Changes in net unrealized capital gains and losses for the years ended December 31, 2007, 2006 and 2005 were as follows:

	For the year ended December 31,
	2007	2006	2005
	(in millions)
Bonds	$98	$58	$(43)
Common and preferred stocks	(367)	466	304
Other investments	178	264	198

	(91)	788	459
Change in deferred taxes	79	(207)	(116)

Change in net unrealized capital gains (losses)	$(12)	$581	$343

Changes in net unrealized capital gains (losses) included losses of $53 million, $6 million and $11 million for the years ended December 31, 2007, 2006 and 2005, respectively, of valuation adjustments for declines in fair value of investments held by unconsolidated non-insurance subsidiaries that were considered to be other-than-temporary.

Sub-prime and other Below-prime Mortgage Risk

Sub-prime mortgages are residential loans to borrowers with weak credit profiles. Alt-A mortgages are residential loans to borrowers who have credit profiles above sub-prime but do not conform to traditional (“prime”) mortgage underwriting guidelines. The Company has invested in certain debt and structured securities that include exposure to mortgage loans to below-prime

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

borrowers. These investments are reported as bonds in the consolidated statement of financial position and valued at amortized cost, less any valuation adjustments. At December 31, 2007, the reported statement value of sub-prime and Alt-A investments was $22 million and $565 million, respectively. At December 31, 2007, the estimated fair value of sub-prime and Alt-A investments was $21 million and $551 million, respectively.

Securities Lending

The Company has entered into securities lending agreements whereby certain investment securities are loaned to third parties, primarily major brokerage firms. The aggregate reported statement value of loaned securities was $3.0 billion and $3.2 billion at December 31, 2007 and 2006, respectively. The Company’s policy requires a minimum of 102% of the fair value of the loaned securities, calculated on a daily basis, as collateral in the form of either cash or securities held by the Company or a trustee. At December 31, 2007 and 2006, unrestricted cash collateral held by the Company of $3.0 billion and $3.2 billion, respectively, is included in cash and invested assets, and the offsetting collateral liability of $3.0 billion and $3.2 billion, respectively, is included in other liabilities in the consolidated statement of financial position. At December 31, 2007 and 2006, additional non-cash collateral of $643 million and $876 million, respectively, was held on the Company’s behalf by a trustee and is not included in the consolidated statement of financial position.

4.	Derivative Financial Instruments

In the normal course of business, the Company enters into derivative transactions, generally to mitigate (or “hedge”) the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and other market risks. Derivatives used in hedging transactions are designated as either “cash flow” hedges, which mitigate the risk of variability in future cash flows associated with the asset or liability being hedged, or “fair value” hedges, which mitigate the risk of changes in fair value of the asset or liability being hedged. Derivatives designated as hedges that meet the specific correlation requirements for statutory hedge accounting are reported in the financial statements on a basis consistent with the asset or liability being hedged (e.g., at amortized cost or fair value). Derivatives used as hedges, but that do not meet the specific correlation requirements for statutory hedge accounting, are reported in the financial statements at fair value.

In addition to hedging, the Company uses derivatives for the purpose of investment “replication.” A replication is a derivative transaction that, when entered into in conjunction with other cash market investments, replicates the risk and reward characteristics of otherwise permissible investment positions. Derivatives used as part of a replication are reported in the financial statements on a basis consistent with the investment position being replicated (e.g., at amortized cost or fair value).

The Company has not taken positions in derivatives for income generation purposes.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, performing ongoing surveillance of counterparties' credit standing, adhering to established limits for credit exposure to any single counterparty and through use of collateral support agreements that require the daily exchange of collateral assets if credit exposure exceeds certain limits.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

The Company held the following derivative positions at December 31, 2007 and 2006:

	December 31, 2007			December 31, 2006
Derivative Instrument	Notional Amount	Statement Value	Fair Value	Notional Amount	Statement Value	Fair Value

	(in millions)
Cash Flow Hedges:

Interest rate floors	$1,250	$19	$38	$1,250	$20	$22
Swaptions	1,458	45	39	1,031	36	21
Foreign currency swaps	787	—	(76)	666	—	(28)
Construction loan forwards	—	—	—	1	—	—
Foreign currency covers	19	—	19	2	—	2
Interest rate swaps	102	—	12	102	—	8
Interest rate basis swaps	40	—	—	120	—	—
Commodity swaps	4	(1)	(1)	10	—	—

Fair Value Hedges:

Credit default swaps	420	2	2	199	(2)	(2)
Foreign currency forwards	2,474	5	5	2,269	(18)	(18)
Short fixed income futures	2,356	—	—	869	—	—
Short equity index futures	—	—	—	180	—	—
Purchased put options	—	—	—	—	—	—
Equity collars	11	—	—	—	—	—
Total return swaps	283	(6)	(6)	—	—	—

Replications:

Fixed income	489	—	17	104	—	1
Long equity index futures	204	—	—	27	—	—
Long fixed income futures	1,783	—	—	2,227	—	—

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties.

The statement value of derivatives is reported as other investments in the consolidated statement of financial position.

Fair value is estimated as the amount that the Company would expect to receive or pay in an arms-length termination of the derivative contract as of the reporting date. For derivatives reported at fair value, changes in fair value on open derivative positions are reported as unrealized capital gains or losses. Upon maturity or termination of derivatives reported at fair value, realized capital gains and losses are reported.

Following are descriptions of the types of derivative instruments used by the Company:

Cash Flow Hedges:

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. The Company’s use of interest rate floors qualifies for hedge accounting.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on predefined terms. The Company’s use of swaptions qualifies for hedge accounting.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies. Foreign currency swaps obligate the Company and a counterparty to exchange the currencies of two different countries at a specified exchange rate. The Company’s use of foreign currency swaps qualifies for hedge accounting.

Construction loan forwards are used to mitigate the market risk for anticipated investments in GNMA loan certificates. Construction loan forwards entitle the Company to purchase GNMA loan certificates from a counterparty at a predetermined price for up to ten years in the future. The Company’s use of construction loan forwards qualifies for hedge accounting.

Foreign currency covers are used to mitigate foreign exchange risk pending execution of trades for investments denominated in foreign currencies. Foreign currency covers obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a specified exchange rate at a future date. The Company’s use of foreign currency covers qualifies for hedge accounting.

Interest rate swaps are used primarily to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds. Interest rate swaps obligate the Company and a counterparty to exchange amounts representing the difference between a variable interest rate index and a specified fixed rate of interest, applied to the notional amount of the contract. In some cases the Company’s use of interest rate swaps qualifies for hedge accounting, while in other cases it does not. No unrealized gains or losses were recognized during 2007, and unrealized losses of $3 million were recognized during 2006 on contracts that did not qualify for hedge accounting.

Interest rate basis swaps are used to mitigate the basis risk for investments in variable interest rate preferred stocks. Interest rate basis swaps obligate the Company and a counterparty to exchange amounts representing the difference between the rates of return on two different reference indices, applied to the notional amount of the contract. The Company’s use of interest rate basis swaps does not qualify for hedge accounting. No unrealized gains or losses were recognized during 2007 or 2006 on these contracts.

Commodity swaps are used to mitigate market risk for the anticipated sale of future oil or natural gas production. Commodity swaps obligate the Company and a counterparty to exchange amounts representing the difference between a variable energy commodity price and a specified fixed energy commodity price, applied to the notional amount of the contract. The Company’s use of commodity swaps does not qualify for hedge accounting. Unrealized losses of $1 million and $300 thousand were recognized during 2007 and 2006, respectively, on these contracts.

Fair Value Hedges:

Credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific debtors. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

obligations under the terms of the bond. In some cases the Company’s use of credit default swaps qualifies for hedge accounting, while in other cases it does not. Unrealized gains of $3 million and $1 million were recognized during 2007 and 2006, respectively, on contracts that did not qualify for hedge accounting.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to deliver to or receive from a counterparty a specified amount of a foreign currency at a future date. The Company’s use of foreign currency forwards does not qualify for hedge accounting. Unrealized gains of $23 million and unrealized losses of $31 million were recognized during 2007 and 2006, respectively, on these contracts.

Short fixed income futures are used to mitigate interest rate risk for investment in portfolios of fixed income securities. Short fixed income futures obligate the Company to sell to a counterparty a specified bond at a specified price at a future date. The Company’s use of short fixed income futures contracts does not qualify for hedge accounting. Unrealized losses of $17 million and unrealized gains of $28 million were recognized during 2007 and 2006, respectively, on these contracts.

Short equity index futures are used to mitigate market risk for investments in common stock. Short equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date, applied to the notional amount of the contract. The Company’s use of short equity index futures does not qualify for hedge accounting. Unrealized gains of $2 million and unrealized losses of $1 million were recognized during 2007 and 2006, respectively, on these contracts.

Purchased put options are used to mitigate credit and market risk for investments in debt and equity securities issued by specific entities. Purchased put options provide the Company an option to put a specific security to a counterparty at a specified price at a future date. The Company’s use of purchased put options does not qualify for hedge accounting. No unrealized gains or losses were recognized during 2007 or 2006 on these contracts.

Equity collars are used to mitigate market risk for investments in specific common stocks or other equity securities. Equity collars consist of both a purchased put option and a written call option on the specific equity security owned by the Company. The Company’s use of equity collars does not qualify for hedge accounting. Unrealized losses of $1 million were recognized during 2007, and no unrealized gains or losses were recognized during 2006 on these contracts.

Total return swaps are used to mitigate market risk for investment in portfolios of common stocks and other equity securities. Total return swaps obligate the Company and a counterparty to exchange amounts representing the difference between a variable equity index return and a specified fixed rate of return, applied to the notional amount of the contract. The Company’s use of total return swaps does not qualify for hedge accounting. Unrealized losses of $6 million were recognized during 2007, and no unrealized gains or losses were recognized during 2006 on these contracts.

Replications:

Fixed income replications are used to replicate a bond investment through the use of credit default swaps, interest rate swaps, credit default indices and cash market instruments. Fixed income

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

replications, including the derivative components, are reported at amortized cost. The average fair value of open contracts was $3 million and $1 million during 2007 and 2006, respectively. Realized losses of $1 million and realized gains of $2 million were recognized during 2007 and 2006, respectively, upon termination of these contracts.

Long equity index futures replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Long equity index futures replications are reported in the financial statements at fair value, with changes in fair value reported as unrealized gain or loss until the contracts are terminated. The average fair value of open contracts was $225 million and $41 million during 2007 and 2006, respectively. Realized gains of $4 million and $6 million were recognized during 2007 and 2006, respectively, upon termination of these contracts.

Long fixed income futures replications are used in conjunction with cash market instruments to manage the duration of investment in portfolios of fixed income securities and to mitigate interest rate risk for such portfolios. Long fixed income futures replications are reported in the financial statements at fair value, with changes in fair value reported as unrealized gain or loss until the contracts are terminated. The average fair value of open contracts was $1,402 million and $1,266 million during 2007 and 2006, respectively. Realized gains of $56 million and $24 million were recognized during 2007 and 2006, respectively, upon termination of these contracts.

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2007 and 2006 are summarized below:

	December 31,
	2007	2006
	(in millions)
Life insurance reserves	$98,166	$90,489
Annuity reserves and deposit liabilities	5,616	5,358
Disability and long-term care unpaid claims and claim reserves	3,612	3,555
Disability and long-term care active life reserves
	2,179	2,079

Total reserves for policy benefits	$109,573	$101,481

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with valuation interest rates ranging from 3.5% to 5.5%. Other life insurance reserves are primarily based on the net level premium method, using various mortality tables at interest rates ranging from 2.0% to 4.5%. As of December 31, 2007, the Company had $1.1 trillion of total life insurance in-force, including $12 billion of life insurance in-force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Deferred annuity reserves on contracts issued since 1985 are primarily based on the Commissioner’s Annuity Reserve Valuation Method with valuation interest rates ranging from 3.5% to 6.25%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on the present value of expected benefit payments with valuation interest rates ranging from 3.5% to 7.5%. Changes in future policy benefit reserves on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from net additions to policy benefit reserves in the consolidated statement of operations.

At December 31, 2007 and 2006, the withdrawal characteristics of the Company's general account annuity reserves and deposit liabilities were as follows:

	December 31,
	2007	2006
	(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$638	$600
- at book value less surrender charge of 5% or more	125	104
- at book value without adjustment	3,247	3,166
Not subject to discretionary withdrawal	1,606	1,488

Total	$5,616	$5,358

Unpaid claims and claim reserves for disability policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”), modified for Company experience, with valuation interest rates ranging from 3.0% to 5.5%. Unpaid claims and claim reserves for long-term care policies are based on the present value of expected benefit payments using industry-based long-term care experience with valuation interest rates ranging from 4.0% to 4.5%.

Reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies were $3.6 billion at each of December 31, 2007 and 2006. The table below provides a summary of the changes in these reserves for the years ended December 31, 2007 and 2006.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

	For the year ended December 31,
	2007	2006
	(in millions)
Balance at January 1	$3,555	$3,373
Incurred related to:
Current year	462	482
Prior year	31	119

Total incurred	493	601
Paid related to:
Current year	(17)	(19)
Prior year	(419)	(400)

Total paid	(436)	(419)

Balance at December 31	$3,612	$3,555

Changes in reserves for incurred claims related to prior years are generally the result of updated analysis of loss development trends.

Active life reserves for disability policies issued since 1987 are primarily based on the two-year preliminary term method using the 1985 CIDA for morbidity with a 4.0% valuation interest rate. Active life reserves for prior disability policies are based on the net level premium method, using the 1964 Commissioner’s Disability Table for morbidity with valuation interest rates ranging from 3.0% to 4.0%.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience. For policies issued prior to March, 2002, reserves are based on a 4.0% valuation interest rate and total terminations based on the 1983 Individual Annuitant Mortality table without lapses. For policies issued March, 2002 and later, minimum reserves are based on valuation interest rates of 4.0% or 4.5% and total terminations based on either the 1983 Group Annuity Mortality table or the 1994 Group Annuity Mortality table with lapses. A separate calculation is performed using valuation interest rates ranging from 5.2% to 6.0% and assuming no lapses. Reserves from the separate calculation are compared in the aggregate to the minimum reserves and the greater of the two is held.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest, and are reported as an asset in the consolidated statement of financial position.

Deferred and uncollected premiums at December 31, 2007 and 2006 were as follows:

	December 31, 2007		December 31, 2006
	Gross	Net	Gross	Net
	(in millions)
Ordinary new business	$169	$80	$175	$86

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

Ordinary renewal	1,782	1,471	1,759	1,447

Total deferred and uncollected premiums	$1,951	$1,551	$1,934	$1,533

7.	Separate Accounts

Following is a summary of separate account liabilities by withdrawal characteristic at December 31, 2007 and 2006:

	December 31,
	2007	2006
	(in millions)
Subject to discretionary withdrawal - with market value adjustment	$16,526	$15,083
Not subject to discretionary withdrawal	2,977	2,755
Non-policy liabilities	201	209

Total separate account liabilities	$19,704	$18,047

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (“GMDB”) underwritten by the Company. General account reserves for policy benefits included $6 million attributable to GMDB at each of December 31, 2007 and 2006.

Premiums and other considerations received from variable life and variable annuity policyowners during the years ended December 31, 2007 and 2006 were $1.7 billion and $1.6 billion, respectively. These amounts are reported as premiums in the consolidated statement of operations. The subsequent transfer of these receipts to the separate accounts is reported as transfers to separate accounts in the consolidated statement of operations, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners.

Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement with the amounts reported as net transfers to separate accounts in the accompanying consolidated statement of operations for the years ended December 31, 2007, 2006 and 2005:

	For the year ended December 31,
	2007	2006	2005
	(in millions)
From Separate Account Annual Statement:
Transfers to separate accounts	$1,866	$1,719	$1,721
Transfers from separate accounts	(1,382)	(1,227)	(1,043)

	484	492	678
Reconciling adjustments:
Mortality, breakage and taxes	—	—	(14)

Net transfers to separate accounts	$484	$492	$664

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

8.	Employee and Representative Benefit Plans

The Company sponsors noncontributory defined benefit retirement plans (“plans”) for all eligible employees and financial representatives. These include tax-qualified plans, as well as nonqualified plans that provide benefits to certain participants in excess of ERISA limits for qualified plans. The Company's funding policy for the tax qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company contributed $41 million and $38 million to the qualified employee retirement plan during the years ended December 31, 2007 and 2006, respectively, and expects to contribute $35 million in 2008.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, financial representatives and eligible dependents. Substantially all employees and financial representatives will become eligible for these benefits if they reach retirement age while working for the Company. The Company contributed $0 and $23 million to the postretirement benefit plans during the years ended December 31, 2007 and 2006, respectively. No contributions are expected during 2008.

Aggregate assets and projected benefit obligations of the defined benefit plans and postretirement benefit plans at December 31, 2007 and 2006, and changes in assets and obligations for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2007	2006	2007	2006
	(in millions)
Fair value of plan assets at January 1	$2,533	$2,264	$85	$57
Changes in plan assets:
Actual return on plan assets	216	275	7	8
Company contributions	41	38	—	23
Actual plan benefits paid	(49)	(44)	(3)	(3)

Fair value of plan assets at December 31	$2,741	$2,533	$89	$85

Projected benefit obligation at January 1	$2,310	$2,233	$211	$208
Changes in benefit obligation:
Service cost of benefits earned	86	79	27	23
Interest cost on projected obligations	136	127	12	11
Projected gross plan benefits paid	(57)	(50)	(13)	(12)
Projected Medicare Part D reimbursement	—	—	2	2
Experience losses (gains)	(20)	(79)	5	(21)

Projected benefit obligation at December 31	$2,455	$2,310	$244	$211

Plan assets are invested primarily in common stocks and a diversified mix of corporate, government and mortgage-backed debt securities through a separate account of the Company. The investment objective of the plans is to maximize long-term total rate of return, consistent with prudent investment risk management and in accordance with ERISA requirements. Plan investments are managed for the sole benefit of the plans’ participants.

While significant exposure to publicly traded equity securities is warranted by the long-term duration of expected benefit payments, diversification across asset classes is maintained to provide a risk/reward profile consistent with the objectives of the plans’ participants. Diversified equity

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

investments are subject to an aggregate maximum exposure of 75% of total assets, with holdings in any one corporate issuer not to exceed 3% of total assets. Asset mix is rebalanced regularly to maintain holdings within target asset allocation ranges. The measurement date for plan assets is December 31, with the fair value of plan assets based primarily on quoted market values.

The fair value of plan assets by asset class at December 31, 2007 and 2006 was as follows:

	Defined Benefit Plans				Postretirement Benefit Plans
	2007	% of Total	2006	% of Total	2007	% of Total	2006	% of Total
	(in millions)
Bonds	$1,142	42%	$1,130	45%	$37	42%	$38	45%
Preferred stock	9	0%	9	0%	—	0%	—	0%
Public common stock	1,477	54%	1,334	53%	48	54%	45	53%
Private equities and other	113	4%	60	2%	4	4%	2	2%

Total assets	$2,741	100%	$2,533	100%	$89	100%	$85	100%

The projected benefit obligation (“PBO”) represents the actuarial net present value of estimated future benefit obligations. For defined benefit plans, PBO includes assumptions as to future salary increases. This measure is consistent with the ongoing concern assumption and is prescribed for measurement of pension obligations. The accumulated benefit obligation (“ABO”) is similar to the PBO, but is based only on current salaries, with no assumption of future salary increases. The aggregate ABO for the defined benefit plans of the Company was $2.0 billion and $1.9 billion at December 31, 2007 and 2006, respectively.

The PBO and ABO amounts above represent the estimated obligations for benefits to vested participants only, as required by the statutory basis of accounting. The additional obligations estimated for participants that have not yet vested in the defined pension plans and the postretirement plans at December 31, 2007 and 2006 are as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2007	2006	2007	2006
	(in millions)
PBO	$56	$63	$224	$232
ABO	33	37	—	—

The following table summarizes the assumptions used in estimating the projected benefit obligations and the net benefit cost at December 31, 2007, 2006 and 2005 and for the years then ended:

	Defined Benefit Plans			Postretirement Benefit Plans
	2007	2006	2005	2007	2006	2005
Projected benefit obligation:
Discount rate	6.00%	6.00%	5.75%	6.00%	6.00%	5.75%
Annual increase in compensation	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%

Net periodic benefit cost:

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

Discount rate	6.00%	5.75%	6.00%	6.00%	5.75%	6.00%
Annual increase in compensation	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Long-term rate of return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%

The long-term rate of return on plan assets is estimated assuming an allocation of plan assets among asset classes consistent with December 31, 2007. Returns are estimated by asset class based on the current risk free interest rate plus a risk premium. The risk premium is based on historical returns and other factors such as expected reinvestment returns and asset manager performance.

The PBO for postretirement benefits at December 31, 2007 assumed an annual increase in future retiree medical costs of 7.5%, grading down to 5% over five years and remaining level thereafter. At December 31, 2006 the comparable assumption was for an annual increase in future retiree medical costs of 8% grading down to 5% over six years and remaining level thereafter. A further increase in the assumed health care cost trend of 1% in each year would increase the accumulated postretirement benefit obligation at December 31, 2007 by $23 million and net periodic postretirement benefit expense for the year ended December 31, 2007 by $5 million. A decrease in the assumed health care cost trend of 1% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2007 and net periodic postretirement benefit expense for the year ended December 31, 2007 by the same amounts.

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liability reported by the Company at December 31, 2007 and 2006:

	Defined Benefit Plans		Postretirement Benefit Plans
	2007	2006	2007	2006
	(in millions)
Fair value of plan assets	$2,741	$2,533	$89	$85
Projected benefit obligation	2,455	2,310	244	211

Funded status	286	223	(155)	(126)
Unrecognized net experience losses	298	332	25	20
Unrecognized initial net asset	(544)	(544)	—	—
Additional minimum liability	(13)	(14)	—	—
Nonadmitted asset	(433)	(378)	—	—

Net pension liability	$(406)	$(381)	$(130)	$(106)

Unrecognized net experience gains or losses represent cumulative amounts by which plan experience for return on plan assets or growth in estimated benefit obligations have varied from related assumptions. These differences accumulate without recognition in the Company’s financial statements unless they exceed 10% of plan assets or 10% of the projected benefit obligation, whichever is greater. If they exceed this limit, they are amortized into net periodic benefit cost over the remaining average years of service until retirement of the plan participants, which is currently fourteen years for employee plans and twelve years for financial representative plans.

Unrecognized initial asset represents the amount by which the fair value of plan assets exceeded the projected benefit obligation for funded pension plans upon the adoption of new statutory accounting guidance for defined benefit plans as of January 1, 2001. The Company has elected not

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

to record a direct credit to surplus for this excess, electing instead to amortize this unrecognized initial asset as a credit to net periodic benefit cost in a systematic manner until exhausted.

An additional minimum liability is required if a plan’s ABO exceeds plan assets or accrued pension liabilities. This additional liability was $13 million, $14 million and $10 million at December 31, 2007, 2006 and 2005, respectively. Changes in the additional minimum liability are reported as a direct adjustment to surplus in the consolidated statement of changes in surplus.

Any net pension assets for funded plans are nonadmitted and are thereby excluded from reported assets and surplus in the consolidated statement of financial position.

The components of net periodic benefit cost for the years ended December 31, 2007, 2006 and 2005 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2007	2006	2005	2007	2006	2005
	(in millions)
Components of net periodic benefit cost:
Service cost of benefits earned	$85	$79	$72	$27	$23	$20
Interest cost on projected obligations	136	127	118	12	11	11
Amortization of experience gains and losses	4	20	15	1	1	1
Amortization of initial net asset	—	(13)	(20)	—	—	—
Expected return on plan assets	(202)	(180)	(166)	(7)	(5)	(4)

Net periodic benefit cost	$23	$33	$19	$33	$30	$28

The expected benefit payments by the defined benefit plans and the postretirement plans for the years 2008 through 2017 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)
2008	$69	$14
2009	77	16
2010	86	18
2011	96	21
2012	107	22
2013-2017	758	152

	$1,193	$243

The Company also sponsors a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for financial representatives. For the years ended December 31, 2007, 2006 and 2005 the Company expensed total contributions to these plans of $28 million, $27 million and $25 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding insurance coverage to various reinsurers. The Company retains a maximum of $35 million of individual life coverage and a maximum of $50 million of joint life coverage. The Company also participates in a life insurance catastrophic risk sharing pool.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

The Company cedes 60% of the morbidity risk on group disability plans. The Company ceased reinsuring new individual disability policies in 1999 and new long-term care policies in 2002, but has maintained the reinsurance ceded on policies issued prior to those dates.

Amounts in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2007 and 2006 were reported net of ceded reserves of $1.5 billion and $1.4 billion, respectively.

The effects of reinsurance on premium revenue and benefit expense for the years ended December 31, 2007, 2006 and 2005 were as follows:

	For the year ended December 31,
	2007	2006	2005
	(in millions)
Direct premium revenue	$14,007	$12,890	$12,078
Premiums ceded	(765)	(741)	(715)

Net premium revenue	$13,242	$12,149	$11,363

Direct benefit expense	$14,518	$13,263	$12,161
Benefits ceded	(586)	(488)	(475)

Net benefit expense	$13,932	$12,775	$11,686

In addition, the Company received $182 million, $180 million and $182 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2007, 2006 and 2005, respectively. These amounts are reported as other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. There were no reinsurance recoverables at December 31, 2007 and 2006 that were considered by management to be uncollectible.

10.	Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Frank Russell Company and subsidiaries
Northwestern International Holdings, Inc.	Bradford, Inc.
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NML – CBO, LLC
Northwestern Investment Management Company, LLC	JYD Assets, LLC
Northwestern Mutual Wealth Management Company

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined under written tax-sharing agreements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

The major components of current income tax expense in the consolidated statement of operations were as follows:

	For the year ended December 31,
	2007	2006	2005
	(in millions)
Tax payable on ordinary income	$131	$103	$113
Tax credits	(110)	(86)	(56)

Total current tax expense	$21	$17	$57

The Company’s taxable income can vary significantly from gain from operations before taxes reported in the consolidated statement of operations due to temporary and permanent differences in revenue recognition and expense deduction between tax and financial statement bases of reporting. The Company’s financial statement effective tax rates were 16%, 1% and 16% for the years ended December 31, 2007, 2006 and 2005, respectively.

The effective tax rate is not the rate of tax applied to the Company’s federal taxable income or loss by the Internal Revenue Service (“IRS”). It is a financial statement relationship that represents the ratio between the sum of total tax expense or benefit incurred, including current tax expense or benefit on realized capital gains and losses and changes in deferred taxes not related to unrealized gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized capital gains or losses. These financial statement effective rates were different than the applicable federal income tax rate of 35% due primarily to net investment income eligible for dividends received deduction, amortization of the IMR, leveraged leases, tax credits, pension contributions, tax losses of subsidiaries not eligible for refunds under intercompany tax sharing agreements and adjustments to estimated current tax liabilities upon subsequent filing of tax returns.

The Company made payments to the IRS for federal income taxes of $252 million, $412 million and $318 million for the years ended December 31, 2007, 2006 and 2005, respectively. Income taxes paid in 2007 and prior years of $1.6 billion are available at December 31, 2007 for refund claims in the event of future tax losses.

Federal income tax returns for 2003 and prior years are closed as to further assessment of tax. The liability for income taxes payable in the consolidated statement of financial position represents taxes payable at the respective reporting date plus an estimate of additional taxes that may become due with respect to tax years that remained open to examination by the IRS at the respective reporting date (“contingent tax liabilities”).

Changes in the amount of contingent tax liabilities for the year ended December 31, 2007 were as follows:

(in millions)
Balance at January 1, 2007	$583
Additions based on tax positions related to the current year	81
Additions for tax positions of prior years	—
Reductions for tax positions of prior years	—

Balance at December 31, 2007	$664

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

Included in the balance at December 31, 2007 are $591 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest, the potential disallowance of the shorter deductibility period would not affect the effective tax rate in future periods.

The Company recognizes interest accrued or released related to contingent tax liabilities in current income tax expense (benefit). During the years ended December 31, 2007, 2006 and 2005, the Company recognized $34 million, $(7) million and $16 million, respectively, in interest. The Company had approximately $73 million and $39 million accrued for the payment of interest at December 31, 2007 and 2006, respectively.

The Company accounts for deferred tax assets and liabilities, which represent the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. The significant components of the net deferred tax asset at December 31, 2007 and 2006 were as follows:

	December 31,
	2007	2006	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$885	$832	$53
Investments	40	160	(120)
Policy benefit liabilities	1,893	1,816	77
Benefit plan obligations	434	385	49
Guaranty fund assessments	11	7	4
Nonadmitted assets	65	61	4
Other	157	130	27

Gross deferred tax assets	3,485	3,391	94

Deferred tax liabilities:
Premiums and other receivables	572	569	3
Investments	1,450	1,622	(172)
Other	2	2	—

Gross deferred tax liabilities	2,024	2,193	(169)

Net deferred tax assets	$1,461	$1,198	$263

The statutory basis of accounting limits the amount of gross deferred tax assets that can be included in Company surplus. This limit is based on a formula that takes into consideration available loss carryback capacity, expected timing of reversal for existing temporary differences, gross deferred tax liabilities and the level of Company surplus. At December 31, 2007 and 2006, the Company’s gross deferred tax assets were less than this limit by $445 million and $705 million, respectively.

Changes in deferred tax assets and liabilities related to unrealized gains and losses on investments are reported as a component of changes in unrealized capital gains and losses in the consolidated

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

statement of changes in surplus. Other net changes in deferred tax assets and liabilities are direct adjustments to surplus and separately reported in the consolidated statement of changes in surplus.

11.	Frank Russell Company

The Company acquired Frank Russell Company (“Russell”) effective January 1, 1999. Russell, a global leader in multi-manager investment services, provides investment products and services in 44 countries. The initial purchase price of approximately $1.0 billion was funded with a combination of cash, senior notes issued by Russell and bank debt. The purchase agreement also called for additional contingent consideration to be paid to the former owners of Russell based upon its financial performance during the five year period ended December 31, 2003.

The acquisition was accounted for using the statutory purchase method, whereby the excess of the acquisition price over the fair value of Russell net assets at the time of the acquisition was attributed to goodwill reported in the financial statements of Russell. Further, the statutory purchase method required that the Company’s cost basis of its investment in Russell be reduced, through a direct reduction of Company surplus, for the amount by which Russell goodwill exceeded 10% of the Company’s surplus at the time of the acquisition.

The Company applied for, and was granted, permission by the OCI for an alternative accounting treatment (“permitted practice”), whereby all Russell goodwill, including any subsequent additions to goodwill resulting from payment of contingent purchase consideration, was charged off as a direct reduction of Company surplus. This permitted practice differs from that required by the NAIC “Accounting Practices and Procedures Manual,” which requires that any goodwill not in excess of 10% of the Company’s surplus be amortized using a straight-line method over the period during which the acquiring entity benefits economically or ten years, whichever is shorter.

At each of December 31, 2007 and 2006, the Company had made cumulative direct reductions of surplus for goodwill associated with the Russell acquisition of $981 million. These charge-offs exceeded the Company’s equity method investment basis in Russell by $464 million and $473 million at December 31, 2007 and 2006, respectively, which is reported as a reduction of the Company’s total investment in common stocks in the consolidated statement of financial position.

If the Company had not received permission for this alternative accounting treatment, Company surplus as reported in the consolidated statement of financial position would have been greater by $130 million, $194 million and $257 million at December 31, 2007, 2006 and 2005, respectively, and net income as reported in the consolidated statement of operations would have been lower by $63 million for each of the years then ended.

During 2007, the Company received dividends from Russell in the amount of $56 million. These dividends are reported as net investment income in the consolidated statement of operations.

The Company has invested in notes issued by Russell, which bear interest at rates from 6.1% to 7.0% and mature in 2014. At December 31, 2007 and 2006, these notes were valued at amortized cost and reported as bonds in the consolidated statement of financial position with a reported statement value of $180 million and $212 million, respectively.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

12.	Contingencies and Guarantees

The Company has unconditionally guaranteed repayment of $350 million of senior notes and up to $150 million of bank borrowings owed by Russell. The Company believes that the likelihood is remote that payments will be required under these guarantees and therefore has not accrued a contingent liability in the consolidated statement of financial position.

In the normal course of business, the Company has guaranteed certain obligations of other affiliates and made guarantees of operating leases or future minimum compensation payments on behalf of its financial representatives. The maximum exposure under these guarantees totaled approximately $351 million at December 31, 2007. The Company believes that the likelihood is remote that payments will be required under these guarantees and therefore has not accrued a contingent liability in the consolidated statement of financial position. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $3.4 billion at December 31, 2007 and were extended at market interest rates and terms.

The Company is engaged in various legal actions in the course of its investment and insurance operations. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonable to estimate, a loss would be recognized and a related liability recorded. No such liabilities were recorded by the Company at December 31, 2007 and 2006.

Legal actions are subject to inherent uncertainties, and future events could change management’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of management that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses having a material effect on the Company’s financial position at December 31, 2007.

13.	Related Party Transactions

During each of 2007 and 2006, the Company transferred certain investments from its general account to wholly-owned subsidiaries as a capital contribution. The aggregate statement value of investments transferred during 2007 was $45 million, which was approximately equal to fair value. The aggregate statement value and fair value of investments transferred during 2006 were $308 million and $406 million, respectively. These capital contributions were made at statement value, and no capital gain or loss was reported by the Company or its subsidiaries as a result of these transfers.

During 2007, the Company invested $300 million of seed money in 15 new variable annuity mutual funds managed by an unconsolidated subsidiary. At December 31, 2007, these investments had a fair value of $321 million and are reported as common stock in the consolidated statement of financial position.

During March 2006, the Company completed a reorganization transaction whereby the Mason Street Funds, a family of mutual funds sponsored and managed by a subsidiary of the Company, were combined with new or existing mutual funds sponsored by two unaffiliated third parties (“successor funds”). Prior to the reorganization transaction, the Company and its subsidiaries redeemed $289 million and $21 million, respectively, of mutual fund investments from the Mason

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

Street Funds at fair value, with realized and unrealized capital gains of $68 million reported by the Company during 2006 from these redemptions. Under the terms of the reorganization transaction, the remaining Mason Street Fund shares owned by the Company and its subsidiaries, with an aggregate fair value of $970 million, were exchanged for mutual fund shares in the successor funds of equal fair value. In connection with the reorganization, the Company and its subsidiaries agreed not to redeem their investment in the successor funds for a period of up to three years after the reorganization transaction. The Company held shares in the successor funds with aggregate fair values of $830 million and $763 million at December 31, 2007 and 2006, respectively, which are reported in common stocks in the consolidated statement of financial position. At December 31, 2007 and 2006, the Company’s unconsolidated subsidiaries held additional shares in the successor funds with fair values of $288 million and $254 million, respectively.

During 2005, the Company and its subsidiaries redeemed $14 million and $79 million, respectively, of mutual fund investments from the Mason Street Funds at fair value. Realized and unrealized capital losses of $6 million were reported by the Company during 2005 from these redemptions.

14.	Fair Value of Financial Instruments

The estimated fair value of investment assets, including derivatives, and certain policy liabilities at December 31, 2007 and 2006 were as follows:

	December 31, 2007		December 31, 2006
	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Assets:
Bonds	$76,842	$77,650	$70,564	$71,449
Common and preferred stocks	9,525	13,626	9,228	12,441
Mortgage loans	20,833	21,160	19,363	19,735
Real estate	1,499	2,653	1,489	2,573
Policy loans	11,797	13,305	10,995	12,130
Other investments	8,749	10,838	7,930	10,092
Cash and temporary investments	2,547	2,547	2,885	2,885

Liabilities:
Investment-type insurance reserves	$4,336	$4,121	$4,161	$3,960

The estimated fair value of bonds is generally based on values published by the SVO or quoted market prices of identical or similar securities when no SVO value is available. For bonds without SVO-published values or quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. The estimated fair value of common and preferred stocks and other equity securities is generally based on values published by the SVO and quoted market prices. When SVO-published values or quoted market prices are not used, fair value is estimated using independent pricing services or internally developed pricing models. See Note 11 regarding the statement value of the Company’s investment in Russell. The estimated fair value of mortgage loans is based on discounted future cash flows using market interest rates for debt with comparable credit risk and maturities. The estimated fair value of real estate is based on

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2006, 2005 and 2004

discounted future cash flows using market interest rates. The estimated fair value of policy loans is based on discounted future cash flows using market interest rates, including assumptions regarding future loan repayments based on Company experience. Other investments include real estate joint ventures, for which fair value is estimated based on discounted future cash flows using market interest rates, other joint ventures and partnerships, for which statement value approximates fair value and investments in low income housing tax credits, for which fair value is estimated based on discounted future tax benefits using market interest rates. Other investments also include derivative financial instruments, for which fair value is estimated as the amount that the Company would expect to receive or pay in an arms-length termination of the derivative contract as of the reporting date.

The estimated fair value of investment-type insurance reserves is based on discounted future cash flows at market interest rates for similar instruments with comparable maturities.

PRICEWATERHOUSECOOPERS
PricewaterhouseCoopers LLP
100 E. Wisconsin Ave., Suite 1800
Milwaukee, WI 53202
Telephone (414) 212 1600
Facsimile (414) 212 1880

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Policyowners of

    The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory consolidated statements of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary (the “Company”) as of December 31, 2007 and 2006, and the related consolidated statutory statements of operations, of changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 and 2006 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, on the basis of accounting described in Note 1.

/s/ PRICEWATERHOUSECOOPERS LLP

January 22, 2008

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

(1)	NML Variable Annuity Account C

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account C Operating Authority, authorizing registration as an Investment Company; and approval of Network Edition Variable Annuity Contract	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 16, 2006

(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account	Exhibit B(1)(a) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000

(b)(1)(c)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company to use the Account to facilitate the issuance and maintenance of the Contracts and renaming the Account “NML Variable Annuity Account C”	Exhibit B(1)(b) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000

(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006

(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity Contract, RR.V.C. NE. (1106), including Sex Distinct Payment Rate Tables	Exhibit (b)(4)(a)(1) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account C, File No. 333-133381, filed on August 8, 2006

(b)(4)(a)(2)	Form of Flexible Payment Variable Annuity Contract, RP.V.C. NE. (1106), including Sex Neutral Payment Rate Tables	Exhibit (b)(4)(a)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account C, File No. 333-133381, filed on August 8, 2006

(b)(4)(b)(1)	Form of Amendment to Qualify Contract as Annuity, RRV 313 (032000)	Exhibit (b)(4)(b)(1) to Form N-4 Registration Statement for NML Variable Annuity Account C, File No. 333-133381, filed on April 19, 2006

(b)(4)(b)(2)	Form of Amendment to Qualify Contract For Use As A Remainder Unitrust, RR.V.NIMCRUT.(1106)	Exhibit (b)(4)(b)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account C, File No. 333-133381, filed on August 8, 2006

(b)(4)(b)(3)	Form of Amendment to Qualify Contract For Use As A Remainder Unitrust, RR.V.NIMCRUT.(0803)	Exhibit (b)(4)(b)(2) to Form N-4 Registration Statement for NML Variable Annuity Account C, File No. 333-133381, filed on April 19, 2006

(b)(4)(c)	Enhanced Death Benefit Rider, VA.EDB.C.NE.(1106)	Exhibit (b)(4)(c) to Form N-4 Registration Statement for NML Variable Annuity Account C, File No. 333-133381, filed on April 19, 2006

(b)(5)	Form of Application (1106), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Filed herewith.

(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment No. 16 for NML Variable Annuity Account C, File No.2-89905-01, filed on April 26, 1996

(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 24 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 28, 2003

(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006

(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(c)	Form of Participation Agremeent	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007

(b)(8)(d)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(e)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006

(b)(8)(e)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006

(b)(8)(f)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007

(b)(8)(g)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007

(b)(8)(h)	Power of Attorney	Exhibit (b)(8)(h) to Form N-4 Post-Effective Amendment No. 3 for NML Variable Annuity Account C, File No. 333-133381, filed on February 15, 2008

(b)(8)(i)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008

(b)(9)	Opinion and Consent of Robert J. Berdan, Esq. dated April 22, 2008	Filed herewith.

(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 22, 2008	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2008

Name	Business Address
Robert C. Buchanan	Fox Valley Corporation 100 West Lawrence Street (54911) P.O. Box 727 Appleton, WI (54912-0727)

George A. Dickerman	68 Normandy Road Longmeadow, MA 01106-1259

David J. Drury	Poblocki & Sons, LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	ARZU 77 Stone Gate Lane Lake Forest, IL 60045

David A. Erne	Reinhart Boener Van Deuren, SC 1000 North Water Street Suite 2100 Milwaukee, WI 53202

James P. Hackett	Steelcase, Inc. 901 – 44th Street Grand Rapids, MI 49508

Hans Helmerich	Helmerich & Payne, Inc. 1437 South Boulder Tulsa, OK 74119

Dale E. Jones	Leadership Development Revolution LLC 1717 Rhode Island Avenue, NW 7th Floor Washington, DC 20036

Stephen F. Keller	101 South Las Palmas Avenue Los Angeles, CA 90004

Margery Kraus	APCO Worldwide 700 12th Street, NW, Suite 800 Washington, DC 20005

David J. Lubar	Lubar & Co. 700 N. Water Street Suite 1200 Milwaukee, WI 53202

Ulice Payne, Jr.	Addison-Clifton, L.L.C. 13555 Bishop’s Court Suite 245 Brookfield, WI 53005

H. Mason Sizemore, Jr.	2054 N.W. Blue Ridge Drive Seattle, WA 98177

Peter M. Sommerhauser	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, WI 53202-3590

John E. Steuri	52 River Ridge Road Little Rock, AR 72227-1518

John J. Stollenwerk	Allen-Edmonds Shoe Corporation 201 East Seven Hills Road P.O. Box 998 Port Washington, WI 53074-0998

Barry L. Williams	Williams Pacific Ventures, Inc. 4 Embarcadero Center, Suite 3700 San Francisco, CA 94111

Kathryn D. Wriston	c/o Shearman & Sterling 599 Lexington Avenue, Room 1064 New York, NY 10022

Edward J. Zore	The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of April 1, 2008

Name	Title
Edward J. Zore	President and Chief Executive Officer
Rebekah B. Barsch	Vice President (Wealth Management)
William H. Beckley	Executive Vice President (Agencies)
Robert J. Berdan	General Counsel and Secretary
John M. Bremer	Chief Operating Officer (Chief Compliance Officer)
Michael G. Carter	Vice President (Field Compensation and Planning)
Eric P. Christophersen	Vice President (Compliance/Best Practices)
David D. Clark	Senior Vice President (Real Estate)

Gloster B. Current	Vice President (Corporate Affairs) and Assistant to the President
Mark G. Doll	Senior Vice President (Public Markets)
Christina H. Fiasca	Senior Vice President (Agency Services)
John M. Grogan	Vice President (Disability Income)
Thomas G. Guay	Vice President (New Business)
Gary M. Hewitt	Vice President & Treasurer (Treasury & Investment Operations)
J. Chris Kelly	Vice President and Controller
William C. Koenig	Senior Vice President and Chief Actuary
John L. Kordsmeier	Vice President (Enterprise Solutions)
Susan A. Lueger	Vice President (Human Resources)
Jeffrey J. Lueken	Senior Vice President (Securities)
Jean M. Maier	Senior Vice President (Enterprise Operations)
Raymond J. Manista	Vice President (Corporate Planning)
Meridee J. Maynard	Senior Vice President (Life Product)
Gregory C. Oberland	Executive Vice President (Insurance and Technology)
Kathleen A. Oman	Vice President (Policyowner Services)
Gary A. Poliner	Chief Financial Officer and Chief Investment Officer
Marcia Rimai	Executive Vice President (Business Integration Services)
Timothy G. Schaefer	Vice President (Information Systems)
John E. Schlifske	Executive Vice President (Investment Products and Services and Affiliates)
Calvin R. Schmidt	Vice President (Investment Product Operations)
Todd M. Schoon	Senior Vice President (Agencies)
David W. Simbro	Vice President (Long Term Care)
Donald G. Tyler	Vice President (IPS Products and Sales)
Martha M. Valerio	Vice President (Information Systems)
Michael L. Youngman	Vice President (Government Relations)

OTHER OFFICERS – As of December 1, 2007

Name	Title
Donald C. Kiefer	VP Actuary
James Lodermeier	Senior Actuary
Robert G. Meilander	VP Corporate Actuary
Ted A. Matchulat	Director Product Compliance
Jon K. Magalska	Actuary
Arthur V. Panighetti	VP Actuary
Andrew P. Ware	VP Actuary

Mark S. Bishop	Regional VP
Glen W. De Zeeuw	VP Agency Dev
Somayajulu Durvasula	VP Agency Dev
Michael S. Ertz	VP- Recruiting & Administration
Mark J. Gmach	Regional VP
Daniel J. O’Meara	Regional VP Field Supv
Charles J. Pendley	VP Agency Dev
Paul J. Steffen	Vice President-Agencies

Bethany M. Rodenhuis	VP Audit

Robert J. Johnson	Director Compliance Oversight and Review

Name	Title
Timothy Nelson	Director Market Conduct
Jeffrey B. Williams	VP Compliance Risk Mgmt & Chief Compliance Officer NMIS

Jason T. Anderson	Assistant Director Tax
Gwen C. Canady	Director Corporate Reporting
Barbara E. Courtney	Director Mutual Fund Accounting
Walter M. Givler	VP Accounting Policy
David K. Nunley	Director Tax
Stephen R. Stone	Director Investment Accounting

John M. Abbott	Director-Field Investigations
Carl E. Amick	VP-Risk Management Operations
Maryann Bialo	Asst. Director DI Benefits
Pamela C. Bzdawka	Assistant Director-SIU
Janice L. Chase	Asst. Director-Large Case
Stephen J. Frankl	Director-Sales Strategy and Support
Sharon A. Hyde	Asst. Director DI Benefits
Cynthia Lubbert	Asst. Director-DI Underwriting
Timothy P. Murphy	Director-DI Individual Sales
Steve P. Sperka	Director DI Benefits
Cheryl L. Svehlek	Director-Administration

Laila V. Hick	Director of Field Supervision
Karla D. Hill	Asst. Director of Distribution Operations
Joanne M. Migliaccio	Director of Distribution Operations
Daniel A. Riedl	VP Distribution Policies and Operations

Robyn S. Cornelius	Director Dist Planning
David J. Dorshorst	Director of Field Comp
Allen M. Kluz	Director of Field Benefits
Troy W. McMahan	Director of FCP Systems
Jay J. Miller	VP Advanced Planning
William H. Taylor	Director of Financial Security Planning

Pency P. Byhardt	VP of Field Development
Steven C. Mannebach	Director Field Development

Douglas P. Bates	VP Federal Relations
Steven M. Radke	VP Leg & Reg Relations

Karl G. Gouverneur	VP & Chief Architect
Robert J. Kowalsky	VP Information Systems
Mary Beth Van Groll	VP Information Systems

Todd M. Jones	Director- IPS Finance

David A. Eurich	Director – IPS Training, Marketing & Communications
Carol J. Flemma	Director – IPS Events
Martha M. Kendler	Director – IPS Annuity Products
Arleen J. Llewellyn	Director – Business Integration
Mac McAuliffe	National Sales Director – IPS - Sales

Name	Title
Michael J. Mihm	Director – IPS Business Development
Ronald C. Nelson	Director – IPS Research & Product Support
Jeffrey J. Niehaus	Director – IPS Business Retirement Markets
Richard P. Snyder	Director – IPS Brokerage Services
David G. Stoeffel	VP IPS Investment Product Lines
Kellen A. Thiel	Director – IPS Advisory Products
Brian D. Wilson	Director – IPS Marketing & Sales
Robert J. Wright	Director – IPS Strategic Partnerships Product Support

Don P. Gehrke	Director - Retail Investment Operations
Patricia J. Hillmann	Director - Annuity Customer Service
Meg E. Jansky	Director – IPS Systems and Projects
Allan J. McDonell	Director – ICS Operations
Lisa A. Myklebust	Asst. Director – IPS Systems and Projects
Todd O. Zinkgraf	Director - Annuity Operations

Mark J. Backe	Asst. General Counsel & Asst. Secretary
Beth M. Berger	Asst. General Counsel & Asst. Secretary
Frederick W. Bessette	Asst. General Counsel & Asst. Secretary
Melissa J. Bleidorn	Asst. General Counsel & Asst. Secretary
Sandra L. Botcher	Asst. General Counsel & Asst. Secretary
Anne T. Brower	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
M. Christine Cowles	Asst. General Counsel & Asst. Secretary
Domingo G. Cruz	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel
James R. Eben	Asst. General Counsel & Asst. Secretary
Marcia E. Facey	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
Gerald E. Fradin	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
Matthew E. Gabrys	Asst. General Counsel & Asst. Secretary
John K. Garofani	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Timothy J. Gerend	VP and Insurance & Distribution Counsel
Kevin M. Gleason	Asst. General Counsel & Asst. Secretary
C. Claibourne Greene	Asst. General Counsel & Asst. Secretary
Elizabeth S. Idleman	Asst. General Counsel & Asst. Secretary
David B. Kennedy	Asst. General Counsel & Asst. Secretary
James A. Koelbl	Asst. General Counsel & Asst. Secretary
Abimbola O. Kolawole	Asst. General Counsel & Asst. Secretary
Carol L. Kracht	VP, Deputy General Counsel & Investment Counsel
Elizabeth J. Lentini	Asst. General Counsel & Asst. Secretary
Sally J. Lewis	Asst. General Counsel & Asst. Secretary
George R. Loxton	Asst. General Counsel & Asst. Secretary
Dean E. Mabie	Asst. General Counsel & Asst. Secretary
Steve Martinie	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
James L. McFarland	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary

Name	Title
Larry S. Meihsner	Asst. General Counsel & Asst. Secretary
Christopher J. Menting	Asst. General Counsel & Asst. Secretary
Richard E. Meyers	Asst. General Counsel & Asst. Secretary
Scott J. Morris	Asst. General Counsel & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
David K. Nelson	Asst. General Counsel & Asst. Secretary
Mary S. Nelson	Asst. General Counsel & Asst. Secretary
Michelle Nelson	Asst. General Counsel & Asst. Secretary
Timothy A. Otto	Asst. General Counsel & Asst. Secretary
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary
David W. Perez	Asst. General Counsel & Asst. Secretary
Judith L. Perkins	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Harvey W. Pogoriler	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Tammy M. Roou	Asst. General Counsel & Asst. Secretary
Thomas F. Scheer	Asst. General Counsel & Asst. Secretary
Kathleen H. Schluter	VP & Tax Counsel
Sarah E. Schott	Asst. General Counsel & Asst. Secretary
Rodd Schneider	VP & Litigation Counsel
David Silber	Asst. General Counsel & Asst. Secretary
Mark W. Smith	Associate General Counsel & Asst. Secretary
Catherine L. Shaw	Asst. General Counsel & Asst. Secretary
Karen J. Stevens	Asst. General Counsel & Asst. Secretary
Brenda J. Stugelmeyer	Asst. General Counsel & Asst. Secretary
Rachel L. Taknint	VP, Dept. Planning & Operations & Assoc General Counsel
John M. Thompson	Asst. General Counsel & Asst. Secretary
Douglas D. Timmer	Asst. General Counsel & Asst. Secretary
Catherine A. Wilbert	Asst. General Counsel & Asst. Secretary
Catherine M. Young	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary
Andrew T. Vedder	Asst. General Counsel & Asst. Secretary

Jeffrey S. Marks	Director Special Projects
David R. Remstad	VP Specialty Markets
Jane Ann Schiltz	VP Business Markets
Paul W. Skalecki	Director Life Products

Gregory A. Gurlik	Director Long Term Care Product Development
Terese J. Capizzi	Director Long Term Care Administration
John K. Wilson	Director Long Term Care Sales Support
Mollie A. Kenny	Regulatory Consultant

Conrad C. York	VP-Marketing

Carrie L. Bleck	Director Policyowner Services
Sherri L. Schickert	Director Policyowner Services
Sandra K. Scott-Tyus	Director Policyowner Services
Diane P. Smith	Asst. Director Policyowner Services
Natalie J. Versnik	Director Policyowner Services

Name	Title
Mark W. Humphrey	Director-Architecture Construction Environmental Services
Donna L. Lemanczyk	Director-Investment Closing
Thomas M. Sanders	Director – Ad Valorem Tax
Warren L. Smith	Asst. Director-Architecture

Patrick J. McKeown	Investment Research Consultant

Karla J. Adams	Asst. Director Investment Risk Management
Donald Forecki	Director Investment Operations
Jeffrey J. Krygiel	Risk Management Quantitative Analyst
Karen A. Molloy	Director Banking & Cash Management
Paul B. Tews	Director Investment Planning
Patricia A. Zimmermann	Director Investment Technology & Development

Shanklin B. Cannon	Medical Director
Kurt P. Carbon	Director Life Lay Standards
Robert K. Gleeson	VP & Medical Director
Thomas C. Guay	VP Underwriting Standards
Wayne F. Heidenreich	Medical Director
Jill Mocarski	Medical Director
Joel S. Weiner	Medical Director
Daniel D. Zimmerman	Asst. Medical Director

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26.	Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of February 1, 2008 are set forth on pages C-11 through C-12. In addition to the subsidiaries set forth pages on C-11 through C-12, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A

2.	NML Variable Annuity Account B

3.	NML Variable Annuity Account C

4.	Northwestern Mutual Variable Life Account

5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the “Funds”), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of April 1, 2008)

Name of Subsidiary	Jurisdiction of Incorporation
Amber, LLC – 100% ownership	Delaware
Baraboo, Inc. – 100% ownership	Delaware
Bayridge, LLC – 100% ownership	Delaware
Bradford, Inc. – 100% ownership	Delaware
Brendan International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Burgundy, LLC – 100% ownership	Delaware
Carlisle Ventures, Inc. – 100% ownership	Delaware
Cass Corporation – 100% ownership	Delaware
Chateau, Inc. – 100% ownership of Common & Class B Preferred Stock	Delaware
Chateau, LLC – 100% ownership	Delaware
Chateau I, LP – 100% ownership	Delaware
Coral, Inc. – 100% ownership	Delaware
Foxkirk, LLC – 100% ownership	Delaware
Frank Russell Company – 90.86% ownership	Washington
Frank Russell Investment Management Company – 90.86% ownership	Washington
Hazel, Inc. – 100% ownership	Delaware
Health Invest, LLC – 100% ownership	Delaware
Higgins, Inc. – 100% ownership	Delaware
Highbrook International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Hobby, Inc. – 100% ownership	Delaware
Jerusalem Avenue Property, LLC – 100% ownership	Delaware
Justin International FSC, Inc. – 100% ownership	U.S. Virgin Islands
JYD Assets, LLC – 100% ownership	Delaware
Klode, Inc. – 100% ownership	Delaware
Kristiana International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Lake Bluff, Inc. – 100% ownership	Delaware
Logan, Inc. – 100% ownership	Delaware
Lydell, Inc. – 100% ownership	Delaware
Maroon, Inc. – 100% ownership	Delaware
Mason & Marshall, Inc. – 100% ownership	Delaware
Mason Street Advisors, LLC – 100% ownership	Delaware
Mitchell, Inc. – 100% ownership	Delaware
NM Albuquerque Inc. – 100% ownership	New Mexico
NM-Exchange, LLC – 100% ownership	Delaware
NM Harrisburg, Inc. – 100% ownership	Pennsylvania
NM Imperial, LLC – 100% ownership	Delaware
NM Lion, LLC – 100% ownership	Delaware
NM Majestic Holdings, LLC – 100% ownership	Delaware
NM RE Funds, LLC – 100% ownership	Delaware
NM Regal, LLC – 100% ownership	Delaware
NML Buffalo Agency, Inc. – 100% ownership	New York
NML-CBO, LLC – 100% ownership	Delaware
NML Development Corporation – 100% ownership	Delaware
NML/Mid-Atlantic, Inc. – 100% ownership	New Jersey
NML Real Estate Holdings, LLC – 100% ownership	Wisconsin
NML Securities Holdings, LLC – 100% ownership	Wisconsin
NVOP, Inc. – 100% ownership	Delaware
NVOP, LLC – 75% ownership	Delaware
NVOP Fairfax Ridge – 75% ownership	Delaware

NW Pipeline, Inc. – 100% ownership	Texas
Network Planning Advisors, L.L.C. – 100% ownership	Wisconsin
New Arcade, LLC – 100% ownership	Wisconsin
Nicolet, Inc. – 100% ownership	Delaware
North Van Buren, Inc. – 100% ownership	Delaware
Northwestern Ellis Company – 100% ownership	Nova Scotia
Northwestern International Holdings, Inc. – 100% ownership	Delaware
Northwestern Investment Management Company, LLC – 100% ownership	Delaware
Northwestern Long Term Care Insurance Company – 100% ownership	Illinois
Northwestern Mutual Investment Services, LLC – 100% ownership	Wisconsin
Northwestern Mutual Life International, Inc. – 100% ownership	Delaware
Northwestern Mutual Series Fund, Inc. – 100%[2] ownership	Maryland
Northwestern Mutual Wealth Management Company – 100% ownership	Federal Savings Bank (subject to jurisdiction of the Office of Thrift Supervision)
Northwestern Real Estate Partnership Holdings, LLC – 100% ownership	Delaware
Northwestern Securities Partnership Holdings, LLC – 100% ownership	Delaware
Olive, Inc. – 100% ownership	Delaware
Painted Rock Development Company – 100% ownership	Arizona
Park Forest Northeast, Inc. – 100% ownership	Delaware
RE Corporation – 100% ownership	Delaware
Regina International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Rocket Sports, Inc. – 100% ownership	Texas
Russell Investment Funds – 90.86% ownership	Massachusetts
Russet, Inc. – 100% ownership	Delaware
Scotty, LLC – 100% ownership	Delaware
Solar Resources, Inc. – 100% ownership	Wisconsin
Stadium and Arena Management, Inc. – 100% ownership	Delaware
Strategic Employee Benefit Services of New Mexico, Inc. – 100% ownership	New Mexico
Travers International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Tupelo, Inc. – 100% ownership	Delaware
Walden OC, LLC – 100% ownership	Delaware
White Oaks, Inc. – 100% ownership	Delaware

(1)	Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2006, they did not constitute a significant subsidiary as defined by Regulation S-X. Except for certain Real Estate Partnerships/LLCs/Equity Interests, includes general account NM investments where NM’s ownership interest is greater than 50%. Excluded is the entire corporate structure under Frank Russell Company.
(2)	Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27.	Number of Contract Owners

As of March 31, 2008, 294 variable annuity contracts issued in connection with NML Variable Annuity Account C were outstanding. 164 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 130 such contracts were not so issued.

Item 28.	Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “ Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29.	Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-1668), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of April 1, 2008, the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
William H. Beckley	Director
Mark S. Bishop	Regional Vice President, Field Supervision
Christine Bordner	Assistant Director, Market Conduct
Pency Byhardt	Vice President, Field Development
Michael G. Carter	Vice President, Field Compensation & Planning
Eric P. Christophersen	Vice President, Compliance/Best Practices
David J. Dorshorst	Director, Compensation Services
Michael S. Ertz	Vice President, Agency Administration
Christina H. Fiasca	Director, Senior Vice President, Field Compensation, Training & Development
Anne A. Frigo	Director, Insurance and Investment Management
Don P. Gehrke	Director, Retail Investment Operations
Mark J. Gmach	Regional Vice President, Field Supervision
David A. Granger	Assistant Director, Human Resources
Thomas C. Guay	Vice President, Variable Underwriting & Issue
Rhonda K. Haight	Assistant Director, IPS Platforms
Laila V. Hick	Director, Field Supervision Standards
Karla D. Hill	Assistant Director, Contract, License and Registration Operations
Patricia J. Hillman	Director, Annuity Customer Services
Diane B. Horn	Director, NMIS Compliance; Anti-Money Laundering Compliance Officer
Robert J. Johnson	Director, Compliance/Best Practices
Christopher L. Johnston	Regional Vice President, Sales
Todd M. Jones	Treasurer, Financial and Operations Principal
Martha M. Kendler	Director, Annuity Products
Dwight Larkin	Assistant Director- Retail Investment Services & SROP, Municipal Securities Principal, MSRB Contact
Werner Loots	Regional Vice President, Field Supervision
Jean M. Maier	Director; Senior Vice President, Insurance Operations
James M. Makowski	Assistant Director, Marketing Materials Compliance
Steven C. Mannebach	Director, Field Training & Development
Jeffrey S. Marks	Director, Sales Development
Meridee J. Maynard	Senior Vice President, Life Product
Mac McAuliffe	National Sales Director
Allan J. McDonell	Assistant Director, Annuity Operations and Municipal Securities Principal

Mark E. McNulty	Assistant Director, Compliance Assurance
Joanne M. Migliaccio	Director, Contract, License and Registration
Michael J. Mihm	Director, Business Development
Bryan A. Miller	Compliance Registered Options Principal (CROP)
Jay W. Miller	Vice President, Advanced Financial Security Planning
Jennifer W. Murphy	Secretary
Timothy D. Nelson	Director, Compliance/Best Practices
Jeffrey J. Niehaus	Director, Business Markets
Jennifer O’Leary	Assistant Treasurer
Kathleen A. Oman	Vice President, Variable Life Servicing
Daniel J. O’Meara	Regional Vice President, Field Supervision
Michael J. Patkunas	Regional Vice President, Sales
Chris E. Peterson	Regional Vice President, Sales
John J. Piazza	Regional Vice President, Sales
Nora M. Platt	Assistant Secretary
Georganne K. Prom	New Business Variable Life Compliance Coordinator
Michael A. Reis	Assistant Treasurer
Daniel A. Riedl	Senior Vice President and Chief Operating Officer
Robin E. Rogers	Assistant Director, Contract, License & Registration
Russell R. Romberger	Regional Vice President, Sales
John E. Schlifske	Director; President and CEO
Jeffrey P. Schloemer	Assistant Director, Compliance Oversight & Review
Calvin R. Schmidt	Vice President, IPS Investment Client Services
Todd M. Schoon	Senior Vice President, Agencies
Paul J. Steffen	Vice President, Agencies
Steven H. Steidinger	Assistant Director, Variable Life Product
David G. Stoeffel	Vice President – Product Line
Paula A. Storniolo	POS Variable Life Compliance Coordinator
William H. Taylor	Director, Advanced Financial Security Planning
Kellen A. Thiel	Director, Personal Investment Markets
Donald G. Tyler	Vice President, IPS
Gwendolyn K. Weithaus	Assistant Director, NMIS Compliance
Alan M. Werth	Third Party Sales Consultant
Jeffrey B. Williams	Vice President and Chief Compliance Officer, NMIS Compliance, Executive Representative
Brian D. Wilson	Director, Marketing and Sales
Robert J. Wright	Director, Strategic Partnerships and Product Support
Todd O. Zinkgraf	Director, Annuity Operations

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $70,874 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.

Item 30.	Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31.	Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32.	Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account C, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 22nd day of April, 2008.

NML VARIABLE ANNUITY ACCOUNT C
(Registrant)

		By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan, Vice President, General Counsel and Secretary		Edward J. Zore, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 22nd day of April, 2008.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan, Vice President, General Counsel and Secretary		Edward J. Zore, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title
Trustee, President and
/s/ EDWARD J. ZORE	Chief Executive Officer;
Edward J. Zore	Principal Executive Officer

/s/ GARY A. POLINER	Chief Financial Officer and
Gary A. Poliner	Chief Investment Officer;
Principal Financial Officer

/s/ JOHN C. KELLY	Vice President and Controller;
John C. Kelly	Principal Accounting Officer

/s/ STEPHEN F. KELLER*	Trustee
Stephen F. Keller

/s/ KATHRYN D. WRISTON*	Trustee
Kathryn D. Wriston

/s/ BARRY L. WILLIAMS*	Trustee
Barry L. Williams

/s/ ROBERT C. BUCHANAN*	Trustee
Robert C. Buchanan

/s/ H. MASON SIZEMORE, JR.*	Trustee
H. Mason Sizemore, Jr.

/s/ JOHN J. STOLLENWERK*	Trustee
John J. Stollenwerk

/s/ GEORGE A. DICKERMAN*	Trustee
George A. Dickerman

/s/ JOHN E. STEURI*	Trustee
John E. Steuri

/s/ BARBARA A. KING*	Trustee
Barbara A. King

/s/ PETER M. SOMMERHAUSER*	Trustee
Peter M. Sommerhauser

/s/ JAMES P. HACKETT*	Trustee
James P. Hackett

/s/ JOHN M. BREMER*	Trustee
John M. Bremer

/s/ DAVID A. ERNE*	Trustee
David A. Erne

/s/ MARGERY KRAUS*	Trustee
Margery Kraus

/s/ CONNIE K. DUCKWORTH*	Trustee
Connie K. Duckworth

/s/ ULICE PAYNE, JR.*	Trustee
Ulice Payne, Jr.

/s/ DAVID J. DRURY*	Trustee
David J. Drury

/s/ HANS HELMERICH*	Trustee
Hans Helmerich

/s/ DALE E. JONES*	Trustee
Dale E. Jones

/s/ DAVID J. LUBAR*	Trustee
David J. Lubar

*By:	/s/ EDWARD J. ZORE
Edward J. Zore, Attorney in fact, pursuant to the Power of Attorney filed on February 15, 2008.

Each of the signatures is affixed as of April 22, 2008.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 4 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT C

Exhibit	Description
(b)(5)	Form of Application (1106), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Filed herewith

(b)(9)	Opinion and Consent of Robert J. Berdan, Esq. dated April 22, 2008	Filed herewith

(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 22, 2008	Filed herewith